UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 04/30/17

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds

The Commerce Funds Semi-Annual Report

April 30, 2017

For Your Life's *Direction*

At The Commerce Funds, we're committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child's education, or saving for a special need, you can find investment options at The Commerce Funds.

Risk/Reward

The Commerce Funds

MidCap Growth
Growth
Value
Kansas Tax-Free Intermediate Bond
Missouri Tax-Free Intermediate Bond
National Tax-Free Intermediate Bond
Bond
Short-Term Government
Risk
Potential Return

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. The Commerce Investment Advisors, Inc. (the "Adviser" or "Commerce") believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

References to a specific company's securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund's portfolio are still held or that the securities sold have not been repurchased.

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2017 and is unaudited. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE FUNDS

Performance Summaries

April 30, 2017 (Unaudited)

The following is performance information for the Commerce Funds for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Funds’ investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Funds are not subject to a sales charge, so a sales charge is not applied to their total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Funds. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2016 - April 30, 2017	Fund Total Return(a)	Index Total Return	Index
Equity Funds:
Growth	14.85%	15.23%	Russell 1000® Growth(b)
Value	9.66	11.69	Russell 1000® Value(c)
MidCap Growth	13.45	13.59	Russell Midcap® Growth(d)
Fixed Income Funds:
Bond	0.19	-0.67	Bloomberg Barclays U.S. Aggregate Bond(e)
Short-Term Government	-0.12	-0.20	Citigroup 1-5 Year Treasury/Government Sponsored(f)
National Tax-Free Intermediate Bond	-0.53	-0.14	Bloomberg Barclays 3-15 Year Blend Municipal Bond(g)
Missouri Tax-Free Intermediate Bond	-0.42	-0.14	Bloomberg Barclays 3-15 Year Blend Municipal Bond(g)
Kansas Tax-Free Intermediate Bond	-0.70	-0.14	Bloomberg Barclays 3-15 Year Blend Municipal Bond(g)

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(c)	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(e)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(f)	The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(g)	The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

Standardized Total Returns(h)
For the period ended 03/31/2017	One Year	Five Years	Ten Years
Equity Funds:
Growth	15.03%	13.04%	7.92%
Value	16.00	13.06	6.43
MidCap Growth	14.75	11.71	7.45
Fixed Income Funds:
Bond	2.52	3.10	5.21
Short-Term Government	0.10	0.77	2.52
National Tax-Free Intermediate Bond	-0.15	2.36	4.00
Missouri Tax-Free Intermediate Bond	0.02	2.17	3.50
Kansas Tax-Free Intermediate Bond	-0.43	2.13	3.55

(h)	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value (“NAV”). Current performance may be lower or higher than the total return figures in the above table.

Returns reflect any fee waivers or expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Expense Ratios(i)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursement)
Equity Funds:
Growth	0.83%	0.83%
Value	0.71	0.75
MidCap Growth	0.88	0.88
Fixed Income Funds:
Bond	0.67	0.67
Short-Term Government	0.68	0.88
National Tax-Free Intermediate Bond	0.63	0.63
Missouri Tax-Free Intermediate Bond	0.66	0.66
Kansas Tax-Free Intermediate Bond	0.71	0.82

(i)	The Funds’ expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Funds (March 1, 2017) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2018. After this date, the Adviser or a Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

April 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 96.6%
Communications – 1.1%
23,900	Verizon Communications, Inc.	$ 1,097,249

Consumer Durables – 1.2%
25,865	Newell Brands, Inc.	1,234,795

Consumer Non-Durables – 10.6%
15,800	Altria Group, Inc.	1,134,124
15,800	Colgate-Palmolive Co.	1,138,232
10,000	Dr Pepper Snapple Group, Inc.	916,500
15,900	Kellogg Co.	1,128,900
8,900	Kimberly-Clark Corp.	1,154,775
10,400	PepsiCo, Inc.	1,178,112
10,500	Philip Morris International, Inc.	1,163,820
11,400	Post Holdings, Inc.*	959,766
29,400	The Coca-Cola Co.	1,268,610
11,000	The Estee Lauder Cos., Inc. Class A	958,540

		11,001,379

Consumer Services – 7.1%
17,700	CBS Corp. Class B	1,178,112
31,400	Comcast Corp. Class A	1,230,566
9,200	McDonald’s Corp.	1,287,356
30,400	Service Corp. International	979,488
21,600	Starbucks Corp.	1,297,296
12,400	The Walt Disney Co.	1,433,440

		7,406,258

Distribution Services – 0.7%
4,000	W.W. Grainger, Inc.	770,800

Electronic Technology – 14.2%
18,800	Agilent Technologies, Inc.	1,034,940
16,400	Amphenol Corp. Class A	1,185,884
39,300	Apple, Inc.	5,645,445
30,400	Cadence Design Systems, Inc.*	990,128
33,200	Intel Corp.	1,200,180
4,300	Lockheed Martin Corp.	1,158,635
10,500	Rockwell Collins, Inc.	1,092,945
6,510	The Boeing Co.	1,203,243
7,400	Thermo Fisher Scientific, Inc.	1,223,442

		14,734,842

Finance – 11.0%
23,200	Brown & Brown, Inc.	995,280
13,100	Crown Castle International Corp.	1,239,260
9,400	Digital Realty Trust, Inc.	1,079,496
7,800	Erie Indemnity Co. Class A	965,796
14,400	Fidelity National Information Services, Inc.	1,212,336
19,700	Intercontinental Exchange, Inc.	1,185,940
10,500	Mastercard, Inc. Class A	1,221,360
5,200	Public Storage	1,088,776
15,400	T. Rowe Price Group, Inc.	1,091,706
14,700	Visa, Inc. Class A	1,340,934

		11,420,884

Shares	Description	Value
Common Stocks – (continued)
Health Services – 3.4%
17,100	Cerner Corp.*	$ 1,107,225
13,900	HCA Holdings, Inc.*	1,170,519
7,300	UnitedHealth Group, Inc.	1,276,624

		3,554,368

Health Technology – 6.7%
7,400	Amgen, Inc.	1,208,568
6,400	Becton Dickinson & Co.	1,196,608
9,900	Bio-Techne Corp.	1,060,092
9,300	Johnson & Johnson	1,148,271
8,900	Stryker Corp.	1,213,693
9,700	Zimmer Biomet Holdings, Inc.	1,160,605

		6,987,837

Industrial Services – 1.1%
15,800	Waste Management, Inc.	1,149,924

Process Industries – 3.4%
9,400	Ecolab, Inc.	1,213,446
10,800	Praxair, Inc.	1,349,784
18,400	RPM International, Inc.	967,104

		3,530,334

Producer Manufacturing – 7.5%
17,400	AMETEK, Inc.	995,280
9,300	Honeywell International, Inc.	1,219,602
8,700	Illinois Tool Works, Inc.	1,201,383
31,408	Johnson Controls International PLC	1,305,631
5,500	Lennox International, Inc.	909,645
1,900	Mettler-Toledo International, Inc.*	975,498
5,600	Roper Technologies, Inc.	1,224,720

		7,831,759

Retail Trade – 9.8%
3,000	Amazon.com, Inc.*	2,774,970
14,700	CVS Health Corp.	1,211,868
13,900	Lowe’s Cos., Inc.	1,179,832
17,400	Ross Stores, Inc.	1,131,000
9,300	The Home Depot, Inc.	1,451,730
40,900	The Kroger Co.	1,212,685
3,800	The Sherwin-Williams Co.	1,271,784

		10,233,869

Technology Services – 17.6%
9,100	Adobe Systems, Inc.*	1,217,034
4,100	Alphabet, Inc. Class A*	3,790,532
403	Alphabet, Inc. Class C*	365,102
11,100	Automatic Data Processing, Inc.	1,159,839
11,400	Euronet Worldwide, Inc.*	941,868
17,000	Facebook, Inc. Class A*	2,554,250
10,200	Fiserv, Inc.*	1,215,228
10,100	Jack Henry & Associates, Inc.	978,892
58,600	Microsoft Corp.	4,011,756
18,800	Paychex, Inc.	1,114,464
11,400	Red Hat, Inc.*	1,004,112

		18,353,077

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Transportation – 1.2%
11,100	United Parcel Service, Inc. Class B	$ 1,192,806

TOTAL COMMON STOCKS
(Cost $76,517,135)		$100,500,181

Exchange Traded Fund – 1.8%
15,800	iShares Russell 1000 Growth Index Fund
(Cost $1,729,255)		$ 1,838,014

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment(a) – 1.6%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co.
$1,621,000	0.050%	05/01/17	$1,621,000
Maturity Value: $1,621,007
(Cost $1,621,000)

TOTAL INVESTMENTS – 100.0%
(Cost $79,867,390)			$103,959,195

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			46,056

NET ASSETS – 100.0%			$104,005,251

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 28, 2017. This agreement was fully collateralized by $1,640,000 U.S. Treasury Note, 1.500%, due 11/30/19 with a market value of $1,655,642.

Investment Abbreviation:
PLC	—PublicLimited Company

PORTFOLIO COMPOSITION

	AS OF 4/30/2017	AS OF 10/31/16

Technology Services	17.6%	18.2%
Electronic Technology	14.2	11.6
Finance	11.0	11.9
Consumer Non-Durables	10.6	11.0
Retail Trade	9.8	10.7
Producer Manufacturing	7.5	7.4
Consumer Services	7.1	7.9
Health Technology	6.7	7.3
Health Services	3.4	1.1
Process Industries	3.4	3.3
Exchange Traded Fund	1.8	1.6
Consumer Durables	1.2	1.1
Transportation	1.2	1.2
Industrial Services	1.1	1.3
Communications	1.1	1.1
Distribution Services	0.7	1.9
Short-Term Investment	1.6	1.7

TOTAL INVESTMENTS	100.0%	100.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Schedule of Investments

April 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Communications – 5.7%
263,000	AT&T, Inc.	$ 10,422,690
111,000	Verizon Communications, Inc.	5,096,010

		15,518,700

Consumer Durables – 2.3%
88,000	Tupperware Brands Corp.	6,319,280

Consumer Non-Durables – 5.9%
74,500	Altria Group, Inc.	5,347,610
49,000	PepsiCo, Inc.	5,550,720
60,000	Procter & Gamble Co.	5,239,800

		16,138,130

Consumer Services – 2.1%
42,000	McDonald’s Corp.	5,877,060

Electronic Technology – 8.3%
160,500	Cisco Systems, Inc.	5,468,235
317,000	HP, Inc.	5,965,940
20,500	Lockheed Martin Corp.	5,523,725
31,000	The Boeing Co.	5,729,730

		22,687,630

Energy Minerals – 9.9%
115,000	Chevron Corp.	12,270,500
117,000	Exxon Mobil Corp.	9,553,050
87,000	Occidental Petroleum Corp.	5,353,980

		27,177,530

Finance – 25.1%
43,500	Ameriprise Financial, Inc.	5,561,475
96,500	Arthur J. Gallagher & Co.	5,385,665
123,500	BB&T Corp.	5,332,730
46,000	CME Group, Inc.	5,344,740
109,500	JPMorgan Chase & Co.	9,526,500
248,000	Kimco Realty Corp.	5,031,920
306,000	People’s United Financial, Inc.	5,345,820
88,000	Principal Financial Group, Inc.	5,731,440
24,500	Public Storage	5,129,810
81,000	T. Rowe Price Group, Inc.	5,742,090
197,000	Wells Fargo & Co.	10,606,480

		68,738,670

Health Technology – 8.8%
65,000	Johnson & Johnson	8,025,550
129,500	Merck & Co., Inc.	8,071,735
239,500	Pfizer, Inc.	8,123,840

		24,221,125

Industrial Services – 3.8%
85,000	Helmerich & Payne, Inc.	5,154,400
103,000	ONEOK, Inc.	5,418,830

		10,573,230

Process Industries – 4.1%
61,000	Packaging Corp. of America	6,025,580
102,000	Sonoco Products Co.	5,335,620

		11,361,200

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – 7.7%
59,000	Caterpillar, Inc.	$ 6,033,340
93,000	Emerson Electric Co.	5,606,040
324,000	General Electric Co.	9,392,760

		21,032,140

Retail Trade – 2.8%
91,000	Kohl’s Corp.	3,551,730
146,500	Macy’s, Inc.	4,280,730

		7,832,460

Technology Services – 5.9%
31,500	International Business Machines Corp.	5,049,135
84,000	Microsoft Corp.	5,750,640
89,000	Paychex, Inc.	5,275,920

		16,075,695

Utilities – 7.3%
62,000	Dominion Resources, Inc.	4,800,660
38,000	NextEra Energy, Inc.	5,075,280
136,000	PPL Corp.	5,182,960
98,000	The Southern Co.	4,880,400

		19,939,300

TOTAL COMMON STOCKS
(Cost $241,086,568)		$273,492,150

TOTAL INVESTMENTS – 99.7%
(Cost $241,086,568)		$273,492,150

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		755,582

NET ASSETS – 100.0%		$274,247,732

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

PORTFOLIO COMPOSITION

	AS OF 4/30/2017	AS OF 10/31/16

Finance	25.1%	22.5%
Energy Minerals	9.9	9.7
Health Technology	8.8	8.4
Electronic Technology	8.3	8.1
Producer Manufacturing	7.7	7.3
Utilities	7.3	7.8
Consumer Non-Durables	5.9	5.7
Technology Services	5.9	5.9
Communications	5.7	5.5
Process Industries	4.1	3.7
Industrial Services	3.8	2.0
Retail Trade	2.8	5.9
Consumer Durables	2.3	1.9
Consumer Services	2.1	1.9
Commercial Services	—	1.4
Exchange Traded Fund	—	1.5
Short-Term Investment	—	1.6

TOTAL INVESTMENTS	99.7%	100.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 94.5%
Commercial Services – 8.0%
11,000	Equifax, Inc.	$ 1,488,410
13,800	Gartner, Inc.*	1,574,442
34,200	KAR Auction Services, Inc.	1,491,804
15,100	MSCI, Inc.	1,514,832
35,100	Nielsen Holdings PLC	1,443,663
18,100	Omnicom Group, Inc.	1,486,372
14,500	WEX, Inc.*	1,471,170

		10,470,693

Consumer Durables – 4.7%
6,600	Mohawk Industries, Inc.*	1,549,614
31,036	Newell Brands, Inc.	1,481,659
24,100	The Toro Co.	1,564,572
43,400	Toll Brothers, Inc.*	1,561,966

		6,157,811

Consumer Non-Durables – 8.5%
32,900	Brown-Forman Corp. Class B	1,556,828
17,800	Carter’s, Inc.	1,638,312
32,100	Church & Dwight Co., Inc.	1,589,913
40,800	Coach, Inc.	1,607,112
17,300	Dr Pepper Snapple Group, Inc.	1,585,545
14,900	McCormick & Co., Inc.	1,488,510
15,000	The Hershey Co.	1,623,000

		11,089,220

Consumer Services – 8.6%
8,900	Domino’s Pizza, Inc.	1,614,371
17,100	Marriott International, Inc. Class A	1,614,582
66,300	Regal Entertainment Group Class A	1,463,241
40,750	Rollins, Inc.	1,582,322
48,100	Service Corp. International	1,549,782
26,200	Six Flags Entertainment Corp.	1,640,382
18,300	Wyndham Worldwide Corp.	1,744,173

		11,208,853

Distribution Services – 2.2%
14,900	MSC Industrial Direct Co., Inc. Class A	1,333,997
8,300	W.W. Grainger, Inc.	1,599,410

		2,933,407

Electronic Technology – 6.1%
22,600	Amphenol Corp. Class A	1,634,206
50,300	Cadence Design Systems, Inc.*	1,638,271
36,000	Maxim Integrated Products, Inc.	1,589,400
18,200	Motorola Solutions, Inc.	1,564,654
15,300	Rockwell Collins, Inc.	1,592,577

		8,019,108

Finance – 13.1%
12,500	Boston Properties, Inc.	1,582,500
18,700	CBOE Holdings, Inc.	1,541,067
12,400	Erie Indemnity Co. Class A	1,535,368
20,600	Extra Space Storage, Inc.	1,555,918
12,100	Federal Realty Investment Trust	1,583,769

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
47,400	Gaming and Leisure Properties, Inc.	$ 1,649,520
18,200	Life Storage, Inc.	1,426,698
21,800	Morningstar, Inc.	1,594,234
12,900	SBA Communications Corp.*	1,631,721
21,900	T. Rowe Price Group, Inc.	1,552,491
24,800	Ventas, Inc.	1,587,448

		17,240,734

Health Services* – 3.8%
26,500	Cerner Corp.	1,715,875
11,600	Laboratory Corp. of America Holdings	1,625,740
26,100	MEDNAX, Inc.	1,575,396

		4,917,011

Health Technology – 6.1%
14,800	Bio-Techne Corp.	1,584,784
35,900	Hologic, Inc.*	1,620,885
8,000	The Cooper Cos., Inc.	1,602,640
18,400	West Pharmaceutical Services, Inc.	1,693,352
12,300	Zimmer Biomet Holdings, Inc.	1,471,695

		7,973,356

Process Industries – 3.5%
28,500	Crown Holdings, Inc.*	1,598,565
26,900	RPM International, Inc.	1,413,864
36,000	Sealed Air Corp.	1,584,720

		4,597,149

Producer Manufacturing – 12.3%
28,000	AMETEK, Inc.	1,601,600
16,100	Graco, Inc.	1,736,385
16,700	IDEX Corp.	1,749,492
3,100	Mettler-Toledo International, Inc.*	1,591,602
24,600	PACCAR, Inc.	1,641,558
7,200	Roper Technologies, Inc.	1,574,640
10,600	Spectrum Brands Holdings, Inc.	1,523,538
7,800	Teleflex, Inc.	1,613,742
9,900	Valmont Industries, Inc.	1,508,265
19,600	Wabtec Corp.	1,644,244

		16,185,066

Retail Trade – 4.6%
29,200	Dunkin’ Brands Group, Inc.	1,631,112
20,800	Foot Locker, Inc.	1,608,672
5,500	O’Reilly Automotive, Inc.*	1,364,825
22,100	Ross Stores, Inc.	1,436,500

		6,041,109

Technology Services – 11.8%
14,200	ANSYS, Inc.*	1,564,272
13,100	Fiserv, Inc.*	1,560,734
12,600	Ingredion, Inc.	1,560,132
16,200	Jack Henry & Associates, Inc.	1,570,104
24,600	Paychex, Inc.	1,458,288

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
26,800	PTC, Inc.*	$ 1,448,540
18,200	Red Hat, Inc.*	1,603,056
27,900	Total System Services, Inc.	1,598,949
25,300	Vantiv, Inc. Class A*	1,569,612
17,600	VeriSign, Inc.*	1,564,992

		15,498,679

Transportation – 1.2%
18,200	Landstar System, Inc.	1,555,190

TOTAL COMMON STOCKS
(Cost $103,431,986)		$123,887,386

Exchange Traded Fund – 3.8%
48,130	iShares Russell Midcap Growth Index Fund
(Cost $4,853,718)		$ 5,069,052

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment(a) – 3.6%
Repurchase Agreement – 3.6%
State Street Bank & Trust Co.
$4,732,000	0.050%	05/01/17	$4,732,000
Maturity Value: $4,732,020
(Cost $4,732,000)

TOTAL INVESTMENTS – 101.9%
(Cost $113,017,704)			$133,688,438

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.9)%			(2,552,546)

NET ASSETS – 100.0%			$131,135,892

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 28, 2017. This agreement was fully collateralized by $4,720,000 U.S. Treasury Note, 2.125%, due 10/31/21 with a market value of $4,827,776.

Investment Abbreviation:
PLC	—PublicLimited Company

PORTFOLIO COMPOSITION

	AS OF 4/30/2017	AS OF 10/31/16

Finance	13.1%	10.3%
Producer Manufacturing	12.3	9.7
Technology Services	11.8	12.4
Consumer Services	8.6	8.7
Consumer Non-Durables	8.5	7.3
Commercial Services	8.0	9.3
Electronic Technology	6.1	7.4
Health Technology	6.1	6.6
Consumer Durables	4.7	5.9
Retail Trade	4.6	6.0
Exchange Traded Fund	3.8	2.1
Health Services	3.8	3.4
Process Industries	3.5	3.6
Distribution Services	2.2	2.5
Transportation	1.2	1.3
Communications	—	1.3
Short-Term Investment	3.6	2.1

TOTAL INVESTMENTS	101.9%	99.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Schedule of Investments

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 14.6%
Auto(a) – 3.2%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
$ 5,200,000	2.630%	12/20/21	$5,202,982
Ford Credit Auto Owner Trust Series 2016-REV1, Class A
7,000,000	2.310	08/15/27	7,026,092
Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620	08/15/28	2,526,566
Hertz Vehicle Financing II LP Series 2015-2A, Class A
5,000,000	2.020	09/25/19	4,980,450
NextGear Floorplan Master Owner Trust Series 2015-1A, Class A
4,500,000	1.800	07/15/19	4,502,620
NextGear Floorplan Master Owner Trust Series 2016-2A, Class A2
4,845,000	2.190	09/15/21	4,811,077
Oscar US Funding Trust Series 2014-1A, Class A3
3,429,906	1.720	04/15/19	3,414,234

			32,464,021

Credit Card – 0.6%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,714,917

Equipment(a) – 0.8%
Cronos Containers Program Ltd. Series 2013-1A, Class A
600,000	3.080	04/18/28	586,334
Cronos Containers Program Ltd. Series 2014-2A, Class A
3,657,407	3.270	11/18/29	3,584,230
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1
1,820,833	1.950	11/25/39	1,793,011
Global SC Finance SRL Series 2013-1A, Class A
1,764,000	2.980	04/17/28	1,722,287

			7,685,862

Home Equity – 3.8%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
1,231,270	1.762	01/25/35	1,212,357
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
1,212,823	4.501	05/25/34	1,205,831
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
2,152,789	5.907	06/25/32	2,110,945
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(b)
4,310,762	1.442	12/25/33	4,045,950
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
746,312	1.191	02/25/37	559,442
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
380,169	4.250	09/25/33	382,708

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
$ 450,000	5.699%	07/25/34	$443,836
Home Partners of America Trust Seriies 2016-1, Class A(a)(b)
4,330,157	2.644	03/17/33	4,365,473
Invitation Homes Trust Series 2015-SFR2, Class A(a)(b)
4,397,928	2.344	06/17/32	4,408,622
Irwin Home Equity Series 2005-A, Class A3(b)
837,916	1.742	02/25/34	816,709
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
2,873,974	1.212	07/25/36	2,786,951
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
5,472,846	1.657	12/25/34	5,251,886
Progress Residential Trust Series 2015-SFR3, Class A(a)
3,510,201	3.067	11/12/32	3,541,731
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
235,657	4.814	11/25/35	236,942
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	1,133,784
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
2,105,605	7.490	07/25/29	2,150,376
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
903,666	2.107	06/25/33	897,740
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
863,279	5.250	06/25/35	870,389
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
144,016	4.259	09/25/36	145,706
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
1,927,691	1.232	07/25/36	1,890,332

			38,457,710

Manufactured Housing – 0.2%
Green Tree Financial Corp. Series 1993-4, Class A5
1,458	7.050	01/15/19	1,461
Green Tree Financial Corp. Series 1997-3, Class A6
7,878	7.320	03/15/28	8,060
Green Tree Financial Corp. Series 1998-3, Class A5
1,237,445	6.220	03/01/30	1,323,625
Green Tree Financial Corp. Series 1998-3, Class A6(b)
154,560	6.760	03/01/30	164,878
Lehman Manufactured Housing Contract Series 2001-B, Class A3
72,384	4.350	04/15/40	73,433
Mid-State Trust Series 11, Class A1
243,633	4.864	07/15/38	258,016

			1,829,473

The accompanying notes are an integral part of these financial statements.	9

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Other – 3.7%
ARL Second LLC Series 2014-1A, Class A1(a)
$ 2,101,522	2.920%	06/15/44	$2,042,356
FirstKey Lending Trust Series 2015-SFR1, Class A(a)
653,117	2.553	03/09/47	652,862
Global SC Finance IV Ltd. Series 2017-1A, Class A(a)
2,600,000	3.850	04/15/37	2,599,069
GreatAmerica Leasing Receivables Funding LLC Series 2016-1, Class A3(a)
3,500,000	1.730	06/20/19	3,496,575
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
4,610,542	2.980	01/15/45	4,476,566
NP SPE II LLC Series 2016-1A, Class A1(a)
3,674,910	4.164	04/20/46	3,696,288
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(a)
3,410,000	2.740	10/25/32	3,432,891
Sofi Professional Loan Program LLC Series 2016-E, Class A2B(a)
4,900,000	2.490	01/25/36	4,879,340
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	8,043,680
TAL Advantage V LLC Series 2014-3A, Class A(a)
3,791,667	3.270	11/21/39	3,724,716

			37,044,343

Student Loans – 2.3%
DRB Prime Student Loan Trust Series 2016-B, Class A2(a)
3,369,680	2.890	06/25/40	3,375,022
DRB Prime Student Loan Trust Series 2017-A, Class A2B(a)
4,550,000	2.850	05/27/42	4,548,325
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
8,000,000	2.650	12/15/28	8,014,025
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
607,747	1.789	10/30/45	597,312
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,894,306	4.370	04/17/28	2,957,991
South Carolina Student Loan Corp. Series 2015-A, Class A(b)
4,154,512	2.482	01/25/36	4,107,795

			23,600,470

TOTAL ASSET-BACKED SECURITIES
(Cost $144,681,549)			$146,796,796

Municipal Bond Obligations – 7.0%
California(d) – 1.9%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
$ 4,000,000	5.685%	10/01/40	$4,777,520
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(e)
5,000,000	0.000	08/01/38	2,111,150

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California(d) – (continued)
Foothill-De Anza CA Community College District GO Bonds (Taxable – Election of 2006) Series E
$ 1,730,000	3.223%	08/01/38	$1,625,716
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(e)(f)
22,010,000	0.000	09/01/21	4,538,248
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	4,043,670
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,098,196

			19,194,500

District of Columbia(d) – 0.5%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,451,000

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,105,740

Idaho(a)(d) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,593,353

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)(d)
1,100,000	5.650	10/01/18	1,117,006
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,192,470

			2,309,476

Kentucky(d) – 0.2%
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B
2,890,000	2.750	12/01/33	2,505,486

Maryland(d) – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,070,110

Michigan – 0.3%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B
1,800,000	2.035	05/01/21	1,775,592
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)(d)
1,500,000	5.875	05/01/22	1,588,245

			3,363,837

10	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – 0.8%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds(d)
$ 2,500,000	5.792%	11/01/41	$3,224,000
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010(d)
2,800,000	4.820	05/01/23	3,145,128
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,433,326

			7,802,454

Nevada(d) – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,748,488

New Jersey – 0.1%
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,308,950

New York – 0.6%
New York GO Build America Bonds Series 2010(d)
2,000,000	4.908	06/01/21	2,232,480
1,055,000	5.008	06/01/22	1,184,870
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,612,662

			6,030,012

Ohio(d) – 0.2%
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,061,685

Pennsylvania(d) – 0.4%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,603,360

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
1,100,000	5.500	07/01/20	780,670
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	2,411,110

			3,191,780

South Carolina(d) – 0.2%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
1,590,000	4.000	07/01/34	1,622,388

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington(d) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
$ 2,000,000	3.750%	06/01/33	$1,974,040

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $65,724,173)			$70,936,659

Mortgage-Backed Obligations – 25.0%
Collateralized Mortgage Obligations – 16.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 907,110	3.655%	04/25/35	$905,519
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(a)(b)
1,505,489	3.000	04/25/45	1,505,184
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(a)(b)
3,982,875	3.500	12/25/45	4,072,801
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(a)(b)
1,545,211	3.500	03/25/46	1,563,741
Agate Bay Mortgage Trust Series 2014-3, Class A2(a)(b)
4,805,437	3.500	11/25/44	4,812,006
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
1,252,391	6.000	02/25/34	1,328,971
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
495,298	5.500	11/25/20	497,744
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
85,176	6.000	04/25/36	85,859
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(b)
1,686,561	1.682	09/25/34	1,658,012
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
1,890,478	3.175	11/25/35	1,608,125
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
347,384	5.750	01/25/34	355,646
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
20,100	5.500	08/25/21	20,123
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
877,870	6.750	08/25/34	990,658
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
676,609	3.590	12/25/35	569,050
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
247,344	3.331	04/25/37	222,511
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
118,539	1.332	07/25/36	117,991
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(a)(b)
3,715,035	3.500	06/25/58	3,768,986

The accompanying notes are an integral part of these financial statements.	11

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
$ 68,254	5.500%	07/25/36	$68,032
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
165,556	5.250	09/25/19	166,048
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
72,201	6.500	08/25/32	71,638
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
182,763	6.000	07/25/37	175,648
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
63,386	4.750	01/25/19	63,529
Countrywide Home Loans Trust Series 2005-27, Class 2A1
962,140	5.500	12/25/35	815,765
Countrywide Home Loans Trust Series 2005-6, Class 2A1
244,787	5.500	04/25/35	236,542
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
1,257,536	1.522	03/25/35	1,150,568
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
302,292	5.250	07/25/33	309,025
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
3,552,724	5.500	07/25/35	3,587,852
CSMC Trust Series 2014-WIN2, Class A3(a)(b)
4,464,443	3.500	10/25/44	4,459,996
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
3,025,600	3.000	06/25/43	2,991,798
FHLMC REMIC PAC Series 1579, Class PM
98,411	6.700	09/15/23	109,039
FHLMC REMIC PAC Series 2103, Class TE
79,628	6.000	12/15/28	91,122
FHLMC REMIC PAC Series 2110, Class PG
373,411	6.000	01/15/29	425,818
FHLMC REMIC Series 2391, Class Z
988,989	6.000	12/15/31	1,131,281
FHLMC REMIC Series 2603, Class C
390,018	5.500	04/15/23	423,952
FHLMC REMIC Series 2677, Class BC
48,645	4.000	09/15/18	49,109
FHLMC REMIC Series 2866, Class DH
280,761	4.000	09/15/34	288,282
FHLMC REMIC Series 4272, Class DG
1,751,740	3.000	04/15/43	1,775,152
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
1,603,068	5.500	05/25/35	1,434,158
FNMA REMIC FNIC PAC Series 2001-45, Class WG
115,007	6.500	09/25/31	127,827
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,462,645

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 2003-14, Class AP
$ 74,102	4.000%	03/25/33	$77,411
FNMA REMIC PAC Series 2004-53, Class NC
520,295	5.500	07/25/24	560,738
FNMA REMIC Series 2002-73, Class OE
49,055	5.000	11/25/17	49,272
FNMA REMIC Series 2002-82, Class XE
54,113	5.000	12/25/17	54,243
FNMA REMIC Series 2003-83, Class PG
49,370	5.000	06/25/23	50,377
FNMA REMIC Series 2015-2, Class PA
5,786,506	2.250	03/25/44	5,719,528
FNMA REMIC Series 2015-30, Class JA
3,890,304	2.000	05/25/45	3,755,144
FNMA Series 2003-W6, Class 2A32
139,853	6.500	09/25/42	161,640
GNMA REMIC Series 2015-94, Class AT
1,669,299	2.250	07/16/45	1,646,151
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
800,614	1.322	12/25/34	721,674
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)
167,872	2.650	06/25/34	159,256
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(b)
163,249	1.682	06/25/34	161,111
Impac CMB Trust Series 2003-2F, Class A(b)
431,040	5.730	01/25/33	443,986
Impac CMB Trust Series 2004-4, Class 1A1(b)
1,436,224	1.622	09/25/34	1,407,116
Impac CMB Trust Series 2004-4, Class 2A2(c)
2,295,775	4.686	09/25/34	2,212,953
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
62,762	4.748	08/25/34	63,777
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,439,402	6.000	03/25/36	1,208,827
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
450,342	3.419	04/25/37	394,701
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(b)
2,204,615	3.413	07/25/43	2,209,007
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)
2,719,323	3.000	06/25/29	2,742,905
JPMorgan Mortgage Trust Series 2015-6, Class A5(a)(b)
3,310,102	3.500	10/25/45	3,388,975
Lehman XS Trust Series 2005-1, Class 1A4(b)
132,214	1.492	07/25/35	129,236
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
227,322	1.602	08/25/33	212,463
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)
709,872	3.159	07/25/33	701,569
Master Alternative Loans Trust Series 2004-4, Class 1A1
156,813	5.500	05/25/34	156,988

12	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Master Alternative Loans Trust Series 2004-4, Class 8A1
$ 999,716	6.500%	05/25/34	$1,043,613
Master Alternative Loans Trust Series 2004-9, Class A6(c)
251,561	5.143	08/25/34	260,109
Master Asset Securitization Trust Series 2004-3, Class 5A1
6,259	6.250	01/25/32	6,291
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
274,441	2.589	03/25/33	249,916
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
1,167,775	5.517	11/25/35	1,120,921
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
1,086,653	6.000	08/25/37	902,781
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
2,674,463	3.250	07/25/43	2,704,418
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-1, Class M3(b)
1,370,000	1.837	02/25/35	1,367,342
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,431,425	3.232	05/25/38	1,376,506
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
864,037	5.519	11/25/21	792,285
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
28,405	4.944	07/25/35	28,753
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
273,716	1.482	07/25/35	226,847
Residential Asset Securitization Trust Series 2004-A6, Class A1
222,211	5.000	08/25/19	222,049
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
174,460	5.500	11/25/35	161,387
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
606,440	5.750	12/25/35	560,820
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
225,337	5.500	12/25/21	227,536
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
551,683	1.598	11/20/34	516,980
Sequoia Mortgage Trust Series 2012-2, Class A3(b)
1,696,695	3.500	04/25/42	1,714,579
Sequoia Mortgage Trust Series 2013-2, Class A1(b)
3,069,330	1.874	02/25/43	2,942,600
Sequoia Mortgage Trust Series 2013-6, Class A1(b)
5,290,550	2.500	05/25/43	5,103,941
Sequoia Mortgage Trust Series 2015-2, Class A10(a)(b)
5,461,157	3.500	05/25/45	5,583,285

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2015-3, Class A4(a)(b)
$ 4,603,563	3.500%	07/25/45	$4,695,993
Sequoia Mortgage Trust Series 2015-3, Class A5(a)(b)
3,288,259	3.000	07/25/45	3,269,260
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(b)
2,998,313	3.000	11/25/30	3,031,810
Sequoia Mortgage Trust Series 2016-3, Class A1(a)(b)
3,320,970	3.500	11/25/46	3,352,493
Sequoia Mortgage Trust Series 2017-1, Class A4(a)(b)
6,747,747	3.500	02/25/47	6,910,980
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,134,754	3.312	10/25/34	1,141,014
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
234,695	3.447	04/25/34	231,163
Structured Asset Securities Corp. Series 2003-29, Class 5A4
779,276	5.250	09/25/33	790,611
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
423,496	3.252	10/25/33	426,947
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
688,974	3.938	11/25/33	675,001
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
364,467	3.571	11/25/33	359,406
Towd Point Mortgage Trust Series 2015-1, Class 1A2(a)(b)
5,000,000	3.250	11/25/60	5,001,287
Towd Point Mortgage Trust Series 2015-4, Class A1B(a)(b)
6,148,205	2.750	04/25/55	6,174,027
Towd Point Mortgage Trust Series 2016-2, Class A1(a)(b)
1,586,080	3.000	08/25/55	1,600,107
Towd Point Mortgage Trust Series 2016-3, Class A1(a)(b)
4,834,473	2.250	04/25/56	4,802,442
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
391,495	5.500	06/25/20	370,929
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
367,445	2.981	09/25/35	353,837
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
264,872	5.250	03/25/37	270,330
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(b)
11,239,170	3.500	08/20/45	11,373,950
WinWater Mortgage Loan Trust Series 2015-5, Class A5(a)(b)
3,576,372	3.500	08/20/45	3,622,758
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(b)
5,899,821	3.500	01/20/46	5,977,947

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $162,443,564)			$167,432,052

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – 6.0%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 5,000,000	2.962%	11/10/46	$5,067,311
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
5,000,000	2.674	04/10/48	5,066,945
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,559,577
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,059,220
Commercial Mortgage Trust Series 2012-CR2, Class A2
37,228	2.025	08/15/45	37,206
Commercial Mortgage Trust Series 2012-CR4, Class A2
963,251	1.801	10/15/45	964,036
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122	03/10/46	2,042,257
Commercial Mortgage Trust Series 2014-CR15, Class A2
5,000,000	2.928	02/10/47	5,088,459
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840	04/10/47	710,843
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,500,000	3.046	04/15/47	1,532,012
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,915,000	2.773	10/15/48	1,949,717
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(a)
3,000,000	2.579	03/10/49	2,919,259
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
1,296,539	1.868	11/15/45	1,297,035
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
4,000,000	2.916	02/15/47	4,062,748
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933	03/15/48	8,024,827
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739	04/15/48	5,071,340
TRU Trust Series 2016-1, Class A(a)(b)
4,454,285	3.244	11/15/30	4,470,074
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895	03/15/47	2,495,693
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,500,000	3.036	05/15/47	3,571,950

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $60,773,244)			$59,990,509

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – 2.4%
FHLMC
$ 9	8.500%		02/01/19	$9
4,691	8.500		03/01/21	4,737
204,521	7.000		05/01/26	228,526
1,102	7.000		10/01/30	1,105
31,690	7.500		12/01/30	38,444
48,840	7.500		01/01/31	56,170
77,949	7.000		08/01/31	88,875
1,080,472	5.000		05/01/33	1,204,958
237,253	2.746	(b)	05/01/34	250,407
248,432	3.377	(b)	01/01/36	264,797
1,616,097	4.000		06/01/42	1,718,566
2,047,094	3.000		06/01/45	2,035,829
3,898,547	2.750	(b)	07/01/45	3,979,304
FNMA
799	9.000		11/01/21	806
33,784	9.000		02/01/25	34,341
11,287	6.500		03/01/26	12,544
1,599,433	2.500		05/01/28	1,602,715
10,883	8.000		07/01/28	11,108
34,375	6.500		10/01/28	39,036
55,616	6.000		07/01/29	62,975
12,612	7.500		09/01/29	12,824
40,641	7.000		03/01/31	44,798
8,192	7.500		03/01/31	8,890
18,836	7.000		11/01/31	19,591
36,849	7.000		01/01/32	37,724
170,376	6.000		12/01/32	194,516
50,460	2.687	(b)	02/01/33	52,836
64,053	5.000		07/01/33	70,129
236,655	3.166	(b)	10/01/34	250,565
226,955	3.391	(b)	02/01/35	239,765
3,484,439	3.500		08/01/35	3,636,333
1,364,405	2.629	(b)	12/01/45	1,393,848
GNMA
83,794	8.000		02/15/22	89,523
30,083	7.500		08/20/25	34,598
153,050	7.500		07/20/26	178,011
99,027	6.500		04/15/31	111,017
173,214	6.500		05/15/31	194,188
6,245,087	2.500		06/20/31	6,251,411

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $24,399,454)				$24,455,819

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $247,616,262)				$251,878,380

Corporate Obligations – 48.3%
Aerospace/Defense – 0.3%
Goodrich Corp.
$ 1,000,000	4.875%		03/01/20	$1,074,287
United Technologies Corp.
2,000,000	5.700		04/15/40	2,460,282

				3,534,569

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Auto Manufacturers – 0.4%
Ford Motor Co.(d)
$ 2,000,000	4.346%		12/08/26	$2,048,844
General Motors Co.
2,000,000	5.000		04/01/35	1,978,900

				4,027,744

Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750		01/15/19	548,562
6,000,000	4.439	(a)(d)	10/06/48	6,107,394

				6,655,956

Cable TV – 0.1%
Comcast Corp.
1,250,000	6.400		05/15/38	1,604,844

Chemicals(d) – 0.3%
Praxair, Inc.
2,740,000	3.200		01/30/26	2,799,932

Commercial Banks – 5.8%
Citizens Bank NA(d)
3,000,000	2.450		12/04/19	3,022,704
Cooperatieve Rabobank UA/NY
4,510,000	2.250		01/14/19	4,541,011
Credit Suisse New York
3,000,000	3.000		10/29/21	3,047,652
Deutsche Bank AG
2,000,000	3.125		01/13/21	2,001,284
HSBC Holdings PLC
3,130,000	6.100		01/14/42	3,977,776
HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,292,805
Huntington Bancshares, Inc.(d)
3,850,000	3.150		03/14/21	3,934,157
KeyBank NA
4,000,000	3.400		05/20/26	3,943,908
Lloyds Bank PLC
1,640,000	6.375		01/21/21	1,860,411
Manufacturers & Traders Trust Co.(d)
5,840,000	2.250		07/25/19	5,883,981
PNC Bank NA
1,900,000	6.875		04/01/18	1,988,160
2,500,000	2.950	(d)	01/30/23	2,525,020
Santander UK PLC
1,000,000	3.050		08/23/18	1,014,356
Sumitomo Mitsui Banking Corp.
3,000,000	1.966		01/11/19	3,000,174
The Toronto-Dominion Bank
2,765,000	1.800		07/13/21	2,711,589
U.S. Bancorp(d)
2,050,000	3.600		09/11/24	2,124,515
UBS AG
7,161,000	7.375		06/15/17	7,206,981

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
Wells Fargo & Co.
$ 2,000,000	4.750%		12/07/46	$2,061,880
Wells Fargo Bank NA(g)
2,000,000	6.180		02/15/36	2,268,382

				58,406,746

Commercial Services – 1.3%
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,249,802
Henry J. Kaiser Family Foundation
6,250,000	3.356		12/01/25	6,150,813
Northwestern University
1,000,000	4.643		12/01/44	1,145,097
Gonzaga University
3,500,000	4.158		04/01/46	3,260,740

				12,806,452

Consumer Services – 0.1%
Kimberly-Clark Corp.
1,000,000	2.750		02/15/26	985,785

Diversified Manufacturing – 0.2%
Parker-Hannifin Corp.
2,000,000	3.500		09/15/22	2,101,612

Electric – 2.5%
Consumers Energy Co.(d)
3,290,000	3.950		07/15/47	3,363,745
Duke Energy Progress LLC(d)
2,000,000	2.800		05/15/22	2,035,968
Emerson Electric Co.
1,000,000	6.125		04/15/39	1,287,179
Engie SA(a)
4,000,000	2.875		10/10/22	3,991,624
Maxim Integrated Products, Inc.(d)
5,016,000	3.375		03/15/23	5,063,115
Ohio Power Co.
2,870,000	5.850		10/01/35	3,369,326
PacifiCorp
2,000,000	3.850	(d)	06/15/21	2,121,446
1,900,000	6.100		08/01/36	2,428,215
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,207,958

				24,868,576

Financial – 8.3%
Air Lease Corp.(d)
3,000,000	3.375		01/15/19	3,063,342
1,175,000	3.875		04/01/21	1,226,577
American Express Credit Corp.
4,700,000	2.250		08/15/19	4,735,114
Bank of America Corp.
3,325,000	5.700		01/24/22	3,742,261
3,000,000	4.000		01/22/25	3,026,991

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Bank One Corp.(c)
$ 1,000,000	8.530%		03/01/19	$1,109,042
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,377,710
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625		08/15/19	1,097,684
3,000,000	5.875		03/15/21	3,353,166
CDP Financial, Inc.(a)
1,000,000	3.150		07/24/24	1,025,151
Citicorp Lease Pass-Through Trust 1999-1(a)
1,860,870	8.040		12/15/19	2,115,455
Citigroup, Inc.
3,000,000	5.500		09/13/25	3,313,956
3,500,000	4.125		07/25/28	3,497,994
CME Group, Inc.
1,685,000	3.000		09/15/22	1,730,229
Ford Motor Credit Co. LLC
1,000,000	6.625		08/15/17	1,014,418
2,500,000	4.134		08/04/25	2,534,177
Franklin Resources, Inc.
5,000,000	2.850		03/30/25	4,915,125
General Electric Co.(b)(d)
1,894,000	5.000		12/29/49	1,997,696
General Motors Financial Co., Inc.
2,000,000	4.200	(d)	03/01/21	2,090,306
2,000,000	4.350		01/17/27	2,028,904
Invesco Finance PLC
6,509,000	3.125		11/30/22	6,643,593
JPMorgan Chase & Co.
300,000	6.000		01/15/18	309,210
1,600,000	2.250	(d)	01/23/20	1,606,586
2,000,000	4.350		08/15/21	2,145,598
150,000	2.167	(b)	04/26/23	144,923
Legg Mason, Inc.
3,895,000	5.625		01/15/44	4,000,044
Morgan Stanley & Co.
4,375,000	4.100		05/22/23	4,541,351
PNC Financial Services Group, Inc.(b)(d)
2,500,000	6.750		07/29/49	2,821,875
The Charles Schwab Corp.
2,500,000	3.225		09/01/22	2,561,962
Voya Financial, Inc.
1,800,000	3.650		06/15/26	1,792,570
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,591,187
1,500,000	4.650		11/04/44	1,515,180

				83,669,377

Food – 0.2%
Campbell Soup Co.
235,000	3.050		07/15/17	235,790

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food – (continued)
PepsiCo, Inc.(d)
$ 2,190,000	4.450%	04/14/46	$2,349,519

			2,585,309

Hardware – 1.0%
Intel Corp.
5,000,000	3.100	07/29/22	5,181,700
Xilinx, Inc.
4,425,000	3.000	03/15/21	4,529,731

			9,711,431

Health Technology – 0.2%
Amgen, Inc.
1,295,000	6.400	02/01/39	1,616,780

Healthcare-Products – 0.2%
Medtronic, Inc.
1,875,000	3.150	03/15/22	1,942,104

Healthcare-Services – 1.7%
Baptist Health South Florida, Inc.
3,695,000	4.342	11/15/41	3,723,828
Mayo Clinic
2,600,000	3.774	11/15/43	2,491,598
Mission Health System, Inc.
5,710,000	3.033	10/01/22	5,533,190
SSM Health Care Corp.(d)
4,990,000	3.823	06/01/27	5,060,594
UnitedHealth Group, Inc.
250,000	1.400	10/15/17	250,112

			17,059,322

Household Products(d) – 0.2%
Leggett & Platt, Inc.
2,200,000	3.800	11/15/24	2,253,062

Industrial – 0.3%
Receipts on Corporate Securities Trust NSC-1998-1
185,990	6.375	05/15/17	186,203
Rockwell Automation, Inc.(d)
2,850,000	2.050	03/01/20	2,849,946

			3,036,149

Insurance – 3.5%
American International Group, Inc.(d)
2,000,000	3.750	07/10/25	2,021,140
Assured Guaranty US Holdings, Inc.
1,500,000	5.000	07/01/24	1,620,363
Berkshire Hathaway Finance Corp.
5,000,000	3.000	05/15/22	5,144,525
CNA Financial Corp.
2,215,000	7.350	11/15/19	2,490,054
Guardian Life Global Funding(a)
2,000,000	2.000	04/26/21	1,966,248

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
Liberty Mutual Group, Inc.(a)
$ 1,110,000	4.250%		06/15/23	$1,181,510
MassMutual Global Funding II(a)
2,400,000	2.000		04/15/21	2,350,793
MetLife, Inc.(d)
2,055,000	10.750		08/01/69	3,288,000
New York Life Global Funding(a)
3,000,000	2.000		04/13/21	2,967,672
PartnerRe Finance B LLC
525,000	5.500		06/01/20	574,748
Principal Life Global Funding II(a)
2,000,000	2.200		04/08/20	2,000,916
Prudential Financial, Inc.(b)(d)
2,000,000	5.875		09/15/42	2,209,608
Reinsurance Group of America, Inc.
2,000,000	6.450		11/15/19	2,203,464
2,100,000	5.000		06/01/21	2,279,300
Travelers Property Casualty Corp.
2,493,000	7.750		04/15/26	3,345,434

				35,643,775

Media – 0.9%
21st Century Fox America, Inc.
1,000,000	7.125		04/08/28	1,273,377
CBS Corp.
2,500,000	7.875		09/01/23	3,067,925
Time Warner, Inc.(d)
4,380,000	3.600		07/15/25	4,353,755

				8,695,057

Metals & Mining – 0.6%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375		03/15/18	995,000
The Timken Co.
2,000,000	3.875	(d)	09/01/24	1,991,284
2,750,000	6.875		05/08/28	3,243,105

				6,229,389

Oil & Gas – 3.0%
Apache Corp.
2,835,000	5.100	(d)	09/01/40	2,979,795
1,360,000	7.375		08/15/47	1,780,588
BP Capital Markets PLC
3,250,000	2.750		05/10/23	3,236,867
Exxon Mobil Corp.(d)
3,000,000	2.726		03/01/23	3,030,195
Halliburton Co.(d)
5,000,000	5.000		11/15/45	5,337,690
HollyFrontier Corp.(d)
3,850,000	5.875		04/01/26	4,105,016
Marathon Oil Corp.(d)
2,000,000	2.700		06/01/20	1,994,508

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil & Gas – (continued)
Phillips 66(d)
$ 3,000,000	4.650%	11/15/34	$3,084,729
Statoil ASA
1,795,000	6.800	01/15/28	2,307,930
Tosco Corp.
2,095,000	8.125	02/15/30	2,926,414

			30,783,732

Pharmaceuticals – 1.5%
Actavis Funding SCS(d)
2,000,000	3.000	03/12/20	2,039,220
Bayer US Finance LLC(a)
2,000,000	2.375	10/08/19	2,013,464
Johnson & Johnson
4,970,000	5.950	08/15/37	6,563,069
Pfizer, Inc.
2,900,000	7.200	03/15/39	4,163,179

			14,778,932

Pipelines – 2.7%
Buckeye Partners LP(d)
2,000,000	4.150	07/01/23	2,064,484
DCP Midstream LLC
3,397,000	8.125	08/16/30	3,974,490
DCP Midstream Operating LP(d)
3,000,000	3.875	03/15/23	2,925,000
Energy Transfer Partners LP(d)
3,000,000	4.900	03/15/35	2,909,916
Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	4,462,762
ONEOK Partners LP
875,000	8.625	03/01/19	970,709
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	797,869
1,450,000	7.625	04/01/37	1,753,704
TransCanada Pipelines Ltd.(d)
2,500,000	4.875	01/15/26	2,799,353
Transcanada Trust(b)(d)
4,660,000	5.300	03/15/77	4,700,775

			27,359,062

Process Industries – 0.4%
International Paper Co.
2,925,000	8.700	06/15/38	4,220,190

Real Estate(d) – 5.3%
CBRE Services, Inc.
4,700,000	4.875	03/01/26	4,947,380
Columbia Property Trust Operating Partnership LP
2,485,000	4.150	04/01/25	2,528,242
Digital Realty Trust LP
3,230,000	3.950	07/01/22	3,377,343

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate(d) – (continued)
Hospitality Properties Trust
$ 4,960,000	4.650%	03/15/24	$5,101,930
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,972,056
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	1,030,804
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,253,963
2,800,000	4.450	03/15/24	2,870,680
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,505,370
Scentre Group Trust 1/Scentre Group Trust 2(a)
4,000,000	3.750	03/23/27	4,042,064
Select Income REIT
3,000,000	4.150	02/01/22	3,041,241
Simon Property Group LP
2,815,000	3.750	02/01/24	2,939,395
3,000,000	4.750	03/15/42	3,125,367
UDR, Inc.
2,640,000	3.750	07/01/24	2,697,560
Ventas Realty LP
2,910,000	3.500	02/01/25	2,879,221
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,601,341
Weingarten Realty Investors
1,000,000	3.850	06/01/25	1,004,432
1,660,000	3.250	08/15/26	1,591,166
Welltower, Inc.
2,450,000	4.250	04/01/26	2,551,398
WP Carey, Inc.
2,000,000	4.600	04/01/24	2,085,882
1,575,000	4.000	02/01/25	1,569,380

			53,716,215

Retail – 0.6%
CVS Pass-Through Trust(a)
3,009,999	7.507	01/10/32	3,754,258
O’Reilly Automotive, Inc.(d)
1,000,000	3.800	09/01/22	1,042,589
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,637,317

			6,434,164

Software – 0.4%
Adobe Systems, Inc.
563,000	4.750	02/01/20	606,770
Symantec Corp.(d)
3,500,000	3.950	06/15/22	3,567,235

			4,174,005

Sovereign Agency – 0.2%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,735,120

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications – 1.7%
AT&T, Inc.
$ 2,150,000	6.375%		03/01/41	$2,475,469
1,500,000	4.800	(d)	06/15/44	1,418,919
3,443,000	4.550	(d)	03/09/49	3,098,814
SBA Tower Trust(a)(d)
5,000,000	2.877		07/15/21	4,995,750
Verizon Communications, Inc.(d)
4,630,000	4.150		03/15/24	4,858,768

				16,847,720

Transportation(d) – 0.2%
Burlington Northern Santa Fe LLC
1,220,000	4.950		09/15/41	1,383,620
Union Pacific Corp.
500,000	4.750		09/15/41	548,166

				1,931,786

Utilities – 2.6%
Arizona Public Service Co.
2,150,000	6.875		08/01/36	2,835,643
Commonwealth Edison Co.
1,645,000	6.450		01/15/38	2,174,598
Entergy Louisiana LLC(d)
3,000,000	3.780		04/01/25	3,098,163
Gulf Power Co.(d)
1,250,000	4.550		10/01/44	1,266,659
KeySpan Corp.
3,375,000	8.000		11/15/30	4,546,638
Louisville Gas & Electric Co.(d)
1,850,000	4.650		11/15/43	2,013,777
Pacific Gas & Electric Co.
2,000,000	6.350		02/15/38	2,624,504
PPL Electric Utilities Corp.(d)
1,025,000	4.750		07/15/43	1,145,537
PSEG Power LLC
5,500,000	8.625		04/15/31	6,886,583

				26,592,102

Yankee – 0.9%
Brookfield Asset Management, Inc.(d)
2,000,000	4.000		01/15/25	2,018,814
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,536,583
Canadian Pacific Railway Co.
1,775,000	5.750		01/15/42	2,135,380
2,500,000	6.125	(d)(h)	09/15/15	3,051,780

				8,742,557

TOTAL CORPORATE OBLIGATIONS
(Cost $475,415,160)				$487,549,556

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$244,550
(Cost $236,971)

U.S. Government Agency Obligations – 0.9%
FFCB
$ 2,860,000	5.190%	04/22/21	$3,218,284
FHLB
2,650,000	7.125	02/15/30	3,816,668
Tennessee Valley Authority
1,299,581	4.929	01/15/21	1,398,674
684,833	5.131	01/15/21	737,908

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,233,262)			$9,171,534

U.S. Treasury Obligations – 2.8%
United States Treasury Bonds
$ 3,000,000	3.500	02/15/39	$3,345,936
10,000,000	2.750	11/15/42	9,650,390
United States Treasury Inflation Protected Securities
379,339	0.125	04/15/18	380,136
7,545,720	0.750	02/15/42	7,323,830
United States Treasury Notes
3,000,000	1.750	10/31/20	3,016,524
5,000,000	1.375	08/31/23	4,803,125

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,658,818)			$28,519,941

Shares	Distribution Rate		Value
Investment Company – 0.5%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527	0.119%		$5,166,578
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment(i) – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co.
$ 4,021,000	0.050%	05/01/17	$4,021,000
Maturity Value: $4,021,017
(Cost $4,021,000)

TOTAL INVESTMENTS – 99.5%
(Cost $978,548,238)			$1,004,284,994

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			5,332,496

NET ASSETS – 100.0%			$1,009,617,490

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $255,601,159, which represents approximately 25.3% of net assets as of April 30, 2017.

(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2017.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2017. Maturity date disclosed is the ultimate maturity.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Prerefunded security. Maturity date disclosed is prerefunding date.

(g)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(h)	Actual maturity date is September 15, 2115.

(i)	Repurchase agreement was entered into on April 28, 2017. This agreement was fully collateralized by $4,065,000 U.S. Treasury Bond, 1.500%, due 11/30/19 with a market value of $4,103,772.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMT	—AlternativeMinimum Tax
FFCB	—FederalFarm Credit Bank
FHA	—Insuredby Federal Housing Administration
FHLB	—FederalHome Loan Bank
FHLMC	—FederalHome Loan Mortgage Corp.
FNIC	—FinancialNetwork Investment Corporation
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
LLC	—LimitedLiability Company
LP	—LimitedPartnership
PAC	—PlannedAmortization Class
PLC	—PublicLimited Company
REIT	—RealEstate Investment Trust
REMIC	—RealEstate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

PORTFOLIO COMPOSITION

	AS OF 4/30/2017	AS OF 10/31/16

Corporate Obligations	48.3%	45.9%
Collateralized Mortgage Obligations	16.6	16.5
Asset-Backed Securities	14.6	13.7
Municipal Bond Obligations	7.0	7.4
Commercial Mortgage Obligations	6.0	5.9
U.S. Treasury Obligations	2.8	4.1
Mortgage-Backed Pass-Through Obligations	2.4	2.5
U.S. Government Agency Obligations	0.9	2.6
Investment Company	0.5	0.5
Foreign Debt Obligations	—	0.1
Short-Term Investment	0.4	0.8

TOTAL INVESTMENTS	99.5%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

20	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – 2.4%
Home Equity — 2.4%
Argent Securities, Inc. Series 2004-W5, Class AV3B
$1,252,917	1.882%	04/25/34	$1,225,081
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
398,343	1.882	11/25/34	389,532
Lehman XS Trust Series 2005-7N, Class 1A1A
171,183	1.252	12/25/35	162,986
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
310,683	2.062	03/25/33	287,418
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
238,525	2.382	07/25/34	227,676
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
148,349	1.782	09/25/34	140,748

			2,433,441

TOTAL ASSET-BACKED SECURITIES
(Cost $1,609,555)			$2,433,441

Mortgage-Backed Obligations – 29.7%
Collateralized Mortgage Obligations – 19.0%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 130,019	3.655%	04/25/35	$129,791
American Home Mortgage Investment Trust Series 2004-4, Class 5A(a)
686,909	3.361	02/25/45	687,249
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
136,575	6.000	02/25/34	144,927
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
253,589	3.494	11/25/33	252,941
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
12,194	3.039	09/20/34	12,070
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
74,371	3.553	11/25/34	71,897
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
76,614	3.108	09/25/34	76,116
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
32,597	5.375	01/25/35	32,699
FHLMC REMIC PAC Series 023, Class PK
113,754	6.000	11/25/23	122,340
FHLMC REMIC PAC Series 159, Class H
6,229	4.500	09/15/21	6,401
FHLMC REMIC PAC Series 2022, Class PE
22,760	6.500	01/15/28	25,542
FHLMC REMIC PAC Series 2109, Class PE
45,015	6.000	12/15/28	51,289

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 2830, Class DA
$ 6,856	5.000%	07/15/19	$6,962
FHLMC REMIC Series 2972, Class CA
2,232	4.500	05/15/20	2,290
FHLMC REMIC Series 3816, Class HA
1,074,532	3.500	11/15/25	1,129,720
FHLMC REMIC Series 4467, Class DA
972,022	3.000	11/15/41	992,681
First Horizon Mortgage Pass-Through Trust Series 2003-AR3, Class 2A1(a)
372,777	2.914	09/25/33	371,933
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(c)
6,753	0.000	06/25/22	6,524
FNMA REMIC PAC Series 1992-129, Class L
38,101	6.000	07/25/22	40,482
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	641,744
FNMA REMIC PAC Series 2003-14, Class AP
99,633	4.000	03/25/33	104,082
FNMA REMIC Series 1991-137, Class H
17,307	7.000	10/25/21	18,509
FNMA REMIC Series 1993-182, Class FA(a)
7,357	1.650	09/25/23	7,338
FNMA REMIC Series 2012-110, Class CA
1,065,337	3.000	10/25/42	1,070,762
FNMA REMIC Series 2015-2, Class PA
899,816	2.250	03/25/44	889,400
FNMA REMIC Series 2016-104, Class BA
921,798	3.000	01/25/47	945,465
FNMA REMIC Series 2016-53, Class BV
975,079	3.500	11/25/27	1,023,938
FNMA REMIC Series 2016-96, Class A
928,951	1.750	12/25/46	900,486
FNMA REMIC Series 2017-7, Class JA
808,884	2.000	02/25/47	784,613
GNMA REMIC Series 2009-65, Class AF
127,730	4.000	07/20/39	134,214
GNMA REMIC Series 2010-115, Class QJ
177,864	3.500	11/20/38	181,981
GNMA REMIC Series 2010-14, Class PA
72,923	3.000	02/20/40	73,935
GNMA REMIC Series 2010-89, Class GL
409,569	4.000	05/20/39	425,315
GNMA REMIC Series 2015-94, Class AT
745,735	2.250	07/16/45	735,394
GSR Mortgage Loan Trust Series 2003-6F, Class A1
46,500	3.000	09/25/32	46,287
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
27,245	5.500	03/25/19	27,476

The accompanying notes are an integral part of these financial statements.	21

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
$ 286,896	1.422%	05/25/35	$261,812
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
735,815	3.496	01/25/36	683,082
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(a)
599,294	1.682	06/25/34	591,445
Impac CMB Trust Series 2003-2F, Class A(a)
266,834	5.730	01/25/33	274,849
Impac CMB Trust Series 2003-8, Class 2A1(a)
127,251	1.882	10/25/33	121,691
Impac CMB Trust Series 2004-7, Class 1A1(a)
97,490	1.722	11/25/34	93,832
Impac CMB Trust Series 2005-2, Class 2A2(a)
123,267	1.782	04/25/35	114,092
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
782,085	1.332	05/25/36	707,277
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
114,576	3.607	10/25/34	109,584
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
151,572	3.111	04/21/34	155,445
Master Alternative Loans Trust Series 2004-9, Class A6(d)
53,361	5.143	08/25/34	55,175
Master Asset Securitization Trust Series 2004-3, Class 5A1
2,976	6.250	01/25/32	2,991
MortgageIT Trust Series 2005-1, Class 1A1(a)
1,026,873	1.622	02/25/35	988,331
MortgageIT Trust Series 2005-1, Class 1A2(a)
883,261	1.762	02/25/35	849,371
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
40,962	3.808	09/25/34	40,301
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
7,263	6.250	12/25/23	7,342
Sequoia Mortgage Trust Series 10, Class 1A(a)
54,829	1.778	10/20/27	53,340
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
96,982	1.638	06/20/33	91,505
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
384,184	3.252	10/25/33	387,314
Towd Point Mortgage Trust Series 2016-3, Class A1(a)(b)
1,208,618	2.250	04/25/56	1,200,611
Vendee Mortgage Trust Series 1996-2, Class 1Z
95,019	6.750	06/15/26	106,690
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
7,302	5.000	05/25/18	7,318
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
27,781	5.750	09/25/18	27,804

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $18,247,195)			$19,105,995

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – 10.7%
FHLMC
$ 1,547	5.500%		08/01/17	$1,553
18,127	6.000		10/01/23	20,500
35,031	5.000		05/01/27	38,250
558,819	2.500		04/01/28	563,127
786,986	2.750	(a)	07/01/45	803,288
866,655	2.641	(a)	07/01/46	884,634
FNMA
20,490	5.500		05/01/19	20,939
18,405	5.500		06/01/20	18,721
968,117	2.500		02/01/27	984,448
1,022,112	2.500		03/01/28	1,024,210
1,735,750	2.500		05/01/28	1,739,300
606,623	2.500		01/01/30	608,613
5,708	7.000		11/01/31	5,937
989,899	2.500		02/01/32	993,165
226,255	6.000		07/01/33	257,174
149,971	3.159	(a)	02/01/34	159,323
110,351	3.166	(a)	10/01/34	116,837
801,020	3.500		08/01/35	835,938
968,343	2.500		10/01/36	952,424
694,354	2.629	(a)	12/01/45	709,338
GNMA(a)
160	2.250		11/20/24	164
440	3.000		12/20/24	453
6,860	2.125		04/20/26	7,074
4,698	2.125		08/20/26	4,751
7,497	2.000		01/20/28	7,734

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $10,838,675)				$10,757,895

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $29,085,870)				$29,863,890

U.S. Government Agency Obligations – 43.8%
FFCB(e)
$1,000,000	1.170%		01/13/20	$989,832
1,000,000	1.400		04/13/20	992,419
1,000,000	1.420		06/29/20	991,283
1,000,000	1.350		09/21/20	987,001
FHLB
1,350,000	4.875		05/17/17	1,352,496
1,500,000	1.125		04/25/18	1,499,567
1,500,000	0.875		06/29/18	1,494,729
2,500,000	2.000		09/13/19	2,528,772
1,000,000	4.125		12/13/19	1,066,103
1,500,000	1.375		02/18/21	1,482,033
550,000	2.500	(e)	12/29/21	552,985
FHLMC
1,000,000	1.000		06/29/17	1,000,321
1,150,000	1.000		07/28/17	1,150,306
1,000,000	0.750		04/09/18	996,250
1,500,000	1.250		08/01/19	1,494,995
1,000,000	1.250		10/02/19	994,577
1,000,000	1.500		01/17/20	999,144
1,000,000	2.250	(e)	02/28/20	1,006,279
900,000	1.500	(d)(e)	04/13/20	900,894

22	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA
$1,200,000	1.000	%(e)	09/20/17	$1,200,187
1,200,000	0.875		10/26/17	1,199,380
1,000,000	0.875		12/20/17	998,799
1,000,000	0.875		02/08/18	998,487
1,750,000	1.625		11/27/18	1,759,576
1,000,000	1.125		12/14/18	997,311
1,000,000	1.000		02/26/19	993,702
1,000,000	1.150	(e)	05/24/19	993,879
1,000,000	1.000	(e)	07/26/19	986,891
2,500,000	1.750		11/26/19	2,518,012
1,000,000	1.500		06/22/20	998,393
1,000,000	1.750	(e)	11/20/20	996,732
1,000,000	1.250		05/06/21	981,722
750,000	1.000	(d)(e)	06/16/21	749,237
1,000,000	1.400	(e)	08/25/21	974,058
1,500,000	1.375		10/07/21	1,472,384
1,000,000	2.000		01/05/22	1,004,930
900,000	2.075	(e)	02/28/22	901,014
950,000	2.125	(e)	02/28/22	952,059

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $44,386,903)				$44,156,739

U.S. Treasury Obligations – 23.3%
United States Treasury Inflation Protected Securities
$1,053,720	0.125%		04/15/18	$1,055,933
903,648	1.375		07/15/18	927,443
907,600	2.125		01/15/19	948,339
1,039,510	0.125		04/15/19	1,049,136
1,464,307	1.375		01/15/20	1,535,317
1,040,130	0.125		04/15/20	1,052,367
United States Treasury Notes
3,000,000	0.750		03/31/18	2,989,452
2,000,000	1.375		06/30/18	2,004,766
1,000,000	1.500		01/31/19	1,004,375
1,000,000	1.375		02/28/19	1,002,109
1,000,000	1.000		09/30/19	991,992
1,000,000	1.500		10/31/19	1,003,516
1,000,000	1.125		12/31/19	993,203
1,000,000	1.625		06/30/20	1,003,594
2,750,000	2.250		03/31/21	2,810,264
1,000,000	2.000		05/31/21	1,012,109
1,000,000	2.125		06/30/21	1,016,523
1,000,000	2.250		07/31/21	1,021,289

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $23,861,848)				$23,421,727

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment(f) – 1.7%
Repurchase Agreement – 1.7%
State Street Bank & Trust Co.
$1,721,000	0.050%	05/01/17	$1,721,000
Maturity Value: $1,721,007
(Cost $1,721,000)

TOTAL INVESTMENTS – 100.9%
(Cost $100,665,176)			$101,596,797

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%			(863,060)

NET ASSETS – 100.0%			$100,733,737

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at April 30, 2017.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,569,035, which represents approximately 1.6% of net assets as of April 30, 2017.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2017. Maturity date disclosed is the ultimate maturity.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Repurchase agreement was entered into on April 28, 2017. This agreement was fully collateralized by $1,740,000 U.S. Treasury Bond, 1.500%, due 11/30/19 with a market value of $1,756,596.

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.	23

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

PORTFOLIO COMPOSITION

	AS OF 4/30/2017	AS OF 10/31/16

U.S. Government Agency Obligations	43.8%	48.1%
U.S. Treasury Obligations	23.3	24.3
Collateralized Mortgage Obligations	19.0	15.2
Mortgage-Backed Pass-Through Obligations	10.7	9.1
Asset-Backed Securities	2.4	2.4
Short-Term Investment	1.7	2.8

TOTAL INVESTMENTS	100.9%	101.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 97.9%
Alabama(a) – 1.1%
Shelby County AL Board of Education Special Tax School Warrants (Refunding) Series 2016 (A+/Aa3)
$2,250,000	4.000%		02/01/29	$2,418,255
1,000,000	4.000		02/01/30	1,066,860

				3,485,115

Alaska – 1.3%
Alaska State Municipal Bond Bank Authority Revenue Bonds Master Resolution) Series A (AA/NR)
1,000,000	4.000		10/01/24	1,112,330
1,000,000	5.000		10/01/25	1,183,570
1,000,000	5.000	(a)	10/01/28	1,185,550
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA/NR)(a)
450,000	5.000		03/01/27	507,006

				3,988,456

Arizona – 4.3%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)(a)
700,000	4.700		01/01/21	753,445
750,000	4.750		01/01/22	807,015
1,000,000	5.000		01/01/25	1,084,390
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A/NR)(a)
1,500,000	5.000		05/15/30	1,639,215
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	922,794
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/A1)(a)
1,000,000	5.000		07/01/27	1,182,860
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,159,870
1,000,000	5.000		06/01/23	1,180,910
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
335,000	5.000		07/01/18	349,827
350,000	5.000	(a)	07/01/19	364,830
1,100,000	5.125	(a)	07/01/22	1,152,888
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,164,775
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)(a)
1,000,000	5.000		07/01/19	1,006,650
1,000,000	5.000		07/01/21	1,006,650

				13,776,119

Arkansas(a) – 0.4%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A+/NR)
25,000	5.480		09/01/17	25,056

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Arkansas(a) – (continued)
Jacksonville AR Wastewater Revenue Bonds (Refunding) Series B (A+/NR)
$1,265,000	4.000%	12/01/31	$1,322,102

			1,347,158

California – 4.3%
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series A-1 (AA/Aa3)(a)(b)
3,000,000	1.600	04/01/47	3,011,010
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series E-3 (AA/Aa3)(a)(b)
1,000,000	1.600	04/01/47	1,003,670
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,179,100
California Health Facilities Financing Authority Revenue Bonds (Children’s Hospital of Orange) Series 2009 (A-/NR)(a)
1,000,000	6.250	11/01/29	1,114,830
California State Department of Veterans Affairs Home Purchase Revenue Bonds (Refunding) Series B (AA/Aa3)(a)
2,000,000	3.250	12/01/36	1,882,040
California State Municipal Finance Authority Revenue Bonds (Refunding-Biola University) Series 2017 (NR/Baa1)(a)
1,090,000	5.000	10/01/31	1,258,340
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)(c)
1,000,000	0.000	08/01/24	756,680
Los Angeles CA Unified School District GO Bonds (Refunding) Series A-1 (AGM) (AA/Aa2)(a)
2,100,000	4.500	07/01/24	2,112,075
Los Angeles CA Unified School District GO Bonds (Refunding) Series B (NR/Aa2)(a)
1,500,000	2.000	07/01/29	1,313,910
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)(a)
235,000	5.250	05/15/22	238,064

			13,869,719

Colorado – 1.6%
Adams County CO Certificates of Participation (Refunding) (Improvement) Series 2015 (AA/Aa2)(a)
2,900,000	4.000	12/01/28	3,165,988
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
625,000	4.500	03/01/20	669,519
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A3)
1,255,000	5.000	04/01/22	1,422,718

			5,258,225

Connecticut(a) – 1.2%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)
965,000	3.250	11/15/24	968,011

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Connecticut(a) – (continued)
$1,450,000	3.750%	11/15/27	$1,465,196
Connecticut State Housing Finance Authority Housing Finance Program Revenue Bonds (Refunding) Subseries C-2 (AAA/Aaa)
1,565,000	2.700	11/15/31	1,427,342

			3,860,549

District Of Columbia(a) – 1.7%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,281,267
Washington Metropolitan Area Transit Authority Gross Revenue Bonds (Transit) Series A (AA-/A2)
3,890,000	5.250	07/01/25	4,198,127

			5,479,394

Florida – 4.9%
Florida State Board of Education Lottery Revenue Bonds Series A (BHAC) (AAA/Aa1)(a)
850,000	5.000	07/01/23	864,212
Florida State Board of Governors Florida International University Dormitory Revenue Bond Series 2012 A (A/Aa3)(a)
1,000,000	4.000	07/01/26	1,065,430
Halifax FL Hospital Medical Center Revenue Bonds (Refunding) Series 2016 (A-/NR)(a)
1,450,000	5.000	06/01/36	1,576,687
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	56,103
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000	06/01/24	831,437
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
1,000,000	5.000	10/01/22	1,119,850
Miami-Dade County FL Aviation Revenue Bonds (Prerefunded-Miami International Airport) Series A-1 (NR/NR)(a)(d)
240,000	5.500	10/01/20	274,042
Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)
760,000	5.500	10/01/25	863,428
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250	04/01/21	779,694
North Miami Beach Water Revenue Bond (Refunding) Series 2012 (A+/NR)(a)
2,050,000	5.000	08/01/32	2,330,604
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000	07/01/24	575,315
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
350,000	5.000	12/01/17	356,608
400,000	5.000	12/01/18	419,624
260,000	5.000	12/01/19	279,635

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
$ 330,000	5.000%		12/01/20	$362,215
1,350,000	4.000	(a)	12/01/46	1,297,836
Tampa FL Health System Revenue Bonds Series A (AA-/Aa3)(a)
1,300,000	5.250		11/15/25	1,433,029
Walton County FL School Board Certificates of Participation Series 2015 (AGM) (AA/A2)(a)
1,000,000	5.000		07/01/25	1,187,860

				15,673,609

Georgia – 0.5%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NPFG) (AA-/A3)
60,000	6.100		10/01/19	63,546
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (AA-/Aa2)
55,000	5.500		08/01/23	62,174
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,185,450
Fulton County GA Development Authority Revenue Bonds (Spelman College) Series 2007 (NR/A1)(a)(d)
150,000	5.000		06/01/17	150,482

				1,461,652

Illinois – 10.7%
Arlington Heights IL GO Bonds Series 2016 (NR/Aa1)(a)
2,115,000	4.000		12/01/36	2,189,554
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds – Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)(a)
300,000	6.400		12/01/28	328,203
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,282,472
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	507,800
860,000	4.150	(a)	01/01/29	860,052
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)
400,000	5.000		02/01/23	447,524
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	4,968,100
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa2)(a)
1,200,000	4.200		12/01/25	1,280,760
Illinois Finance Authority Revenue Bonds (Bradley University Projects) Series A (XLCA) (A/WR)(a)
3,000,000	5.000		08/01/27	3,026,850
Illinois Finance Authority Revenue Bonds (Columbia College) (NPFG) (AA-/A3)(a)(d)
2,000,000	5.250		12/01/17	2,050,240

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
$2,000,000	3.250%	05/15/39	$1,713,120
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)(a)
470,000	4.850	01/01/26	507,454
1,625,000	5.000	01/01/30	1,755,520
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	307,017
405,000	4.000	12/01/18	423,711
420,000	4.250	12/01/19	452,638
440,000	4.500	12/01/20	488,897
Illinois Finance Authority Revenue Bonds (Refunding-Northshore University Health System) Series 2010 (AA/Aa2)(a)
1,000,000	5.000	05/01/29	1,072,590
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)(a)
1,000,000	4.000	11/15/33	990,440
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB/NR)(a)(d)
1,210,000	5.500	02/15/20	1,350,566
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)(a)
1,000,000	5.375	08/15/26	1,132,140
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000	11/01/23	1,176,530
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NPFG) (NR/A2)(a)(d)
1,000,000	5.000	01/01/18	1,027,090
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(c)
540,000	0.000	04/01/18	528,768
Peoria IL GO Bonds (Refunding) Series B (AA-/A1)
1,205,000	5.000	01/01/24	1,391,148
Peoria IL Metropolitan Airport Authority Revenue Bonds (Alternative Revenue Source) Series 2008 (NR/Aa2)(a)
1,000,000	5.000	12/01/26	1,056,940
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750	10/01/32	781,177
University of Illinois Board of Trustees Certificates of Participation (Prerefunded-Refunding) Series A (NR/NR)(a)(d)
575,000	5.000	10/01/17	584,574
University of Illinois Board of Trustees Certificates of Participation (Unrefunded-Refunding) Series A (A/Aa3)(a)(d)
425,000	5.000	10/01/17	432,166

			34,114,041

Indiana – 5.7%
Anderson IN School Building Corp. Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,565,000	4.000	07/15/26	1,716,915

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
$2,315,000	5.000%	07/15/23	$2,719,477
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	910,417
910,000	4.000	07/15/30	972,262
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)(a)
675,000	6.050	02/01/23	768,211
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	623,651
425,000	5.000	02/01/27	487,428
700,000	5.000	02/01/28	798,637
600,000	5.000	02/01/29	681,774
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000	02/01/28	931,333
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310	04/01/25	555,117
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,174,660
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
2,245,000	4.000	01/15/26	2,474,911
2,235,000	4.000	01/15/27	2,448,420
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
900,000	4.500	09/01/32	936,549

			18,199,762

Iowa(a) – 0.5%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A/A2)
1,410,000	5.000	08/15/27	1,566,425

Kansas – 2.5%
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000	10/01/36	1,561,980
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)(a)
2,000,000	5.000	11/15/23	2,172,320
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series H-1 (A+/Aa3)
1,580,000	5.000	11/01/24	1,890,154
Kansas State Development Finance Authority Revenue Bonds (University Project) Series A (A+/Aa2)(a)
2,100,000	4.000	03/01/29	2,258,256

			7,882,710

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kentucky – 4.1%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/Aa3)(a)
$1,000,000	5.000%		08/01/26	$1,168,090
Fayette County KY School District Finance Corp. Revenue Bonds (Refunding) Series B (A+/Aa3)
2,000,000	4.000		05/01/25	2,216,160
2,000,000	4.000	(a)	05/01/26	2,196,400
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)(a)
985,000	3.750		06/01/26	989,423
Louisville & Jefferson County KY Metropolitan Government Health System Revenue Bonds (Norton Healthcare Obligated Group) Series A (A-/NR)(a)
2,710,000	5.000		10/01/27	3,054,224
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/Aa3)
545,000	5.000		06/01/20	600,601
595,000	5.000		06/01/21	670,779
590,000	5.000		06/01/22	677,816
610,000	5.000		06/01/23	712,327
690,000	5.000		06/01/24	813,503

				13,099,323

Louisiana(a) – 3.9%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
5,000,000	5.500		10/01/25	5,605,800
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (BBB+/Aaa)(d)
3,715,000	5.250		10/01/21	4,331,653
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/A3)
800,000	5.000		05/15/30	899,480
Louisiana State GO Bonds Series A (AA-/Aa3)
1,655,000	4.000		04/01/35	1,705,544

				12,542,477

Maine – 0.9%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
1,000,000	5.000		07/01/24	1,122,160
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
500,000	5.000		01/01/22	559,450
145,000	5.000		01/01/23	163,775
470,000	5.000		01/01/24	535,020
215,000	5.000	(a)	01/01/34	235,124
330,000	5.000	(a)	01/01/35	359,485

				2,975,014

Massachusetts – 1.6%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
745,000	5.100		01/01/25	784,999

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Massachusetts – (continued)
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
$ 890,000	4.250%		07/01/22	$931,768
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
400,000	2.500		12/01/20	409,028
395,000	2.700		06/01/21	406,400
400,000	3.050		06/01/22	417,028
400,000	3.250		06/01/23	419,000
Massachusetts State Housing Finance Agency Revenue Bonds Series D (AA/Aa2)(a)
1,910,000	2.900		12/01/31	1,857,780
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
20,000	6.500		07/15/19	20,960

				5,246,963

Michigan – 9.2%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
730,000	5.000		05/01/24	858,735
East Lansing MI School District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,175,000	5.000		05/01/24	1,382,211
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,593,855
1,375,000	4.000		12/01/30	1,454,365
Grand Valley MI State University Revenue Bonds Series 1998 (NPFG) (FGIC) (AA-/A3)
205,000	5.500		02/01/18	205,638
Grand Valley MI State University Revenue Bonds Series A (A+/A1)(a)
1,595,000	5.000		12/01/28	1,839,593
Marshall MI Public Schools District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)(a)
1,380,000	4.000		11/01/28	1,484,563
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA-/NR)(a)
750,000	5.000		05/01/26	877,995
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A/A1)
1,500,000	5.000		08/01/24	1,788,645
1,000,000	5.000	(a)	08/01/25	1,172,640
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500		10/01/19	731,738
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)(a)
2,360,000	2.500		12/01/26	2,342,064
2,000,000	3.100		12/01/31	1,950,580
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	491,165
1,000,000	2.866		10/01/25	979,940

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
$ 400,000	2.150%		04/01/25	$384,420
470,000	2.550	(a)	04/01/28	447,750
410,000	2.600	(a)	10/01/28	390,033
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)(a)
965,000	4.750		12/01/25	1,006,756
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)(a)
1,000,000	4.000		05/01/24	1,097,030
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	812,310
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA-/NR)(a)
1,590,000	5.000		05/01/26	1,834,812
Warren Woods MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,480,000	5.000		05/01/24	1,751,506
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	715,511
Wayne MI State University Revenue Bonds (Unrefunded-Refunding-General) Series A (A+/NR)(a)
1,670,000	5.000		11/15/24	1,812,585

				29,406,440

Minnesota – 0.5%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
20,000	3.800		07/01/17	20,026
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A2)
500,000	4.000		10/01/21	550,010
St. Paul MN Housing & Redevelopment Authority Health Care Facilities Revenue Bonds (Refunding-Healthpartners Obligated Group) Series A (A/A2)(a)
1,000,000	5.000		07/01/28	1,157,900

				1,727,936

Mississippi – 0.9%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)(a)
1,560,000	4.000		09/01/33	1,638,047
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
25,000	2.700		06/01/18	25,167
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)(a)
600,000	4.000		04/01/34	625,584
660,000	4.000		04/01/35	685,060

				2,973,858

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – 0.7%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(d)
$ 500,000	5.000%	04/01/22	$583,065
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A-/NR)
1,490,000	4.250	02/15/21	1,582,008

			2,165,073

Nebraska – 1.4%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Health Facilities-Children’s Hospital Obligation Group) Series 2017 (NR/A1)(a)
1,000,000	5.000	11/15/34	1,133,220
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Prerefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/NR)(a)(d)
220,000	6.000	08/15/17	223,164
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Unrefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/A1)(a)
280,000	6.000	08/15/22	284,082
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (BBB+/A2)
1,750,000	5.000	01/01/23	2,012,448
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
1,035,000	3.000	05/15/46	855,065

			4,507,979

Nevada(a) – 0.6%
Las Vegas Valley NV Water District GO Bonds (Refunding) Series B (AA/Aa1)
800,000	5.000	06/01/22	834,480
Washoe County NV Highway Revenue Bonds (Fuel Tax) Series 2013 (A+/A1)
1,000,000	5.000	02/01/29	1,058,770

			1,893,250

New Hampshire – 1.0%
Manchester NH General Airport Revenue Bonds Series A (BBB+/Baa1)
2,990,000	5.000	01/01/21	3,286,189

New Jersey – 2.9%
East Orange NJ GO Bonds (Refunding-Water Utilities) Series B (AGM) (AA/A2)
1,500,000	5.000	07/15/24	1,778,205
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150	06/15/25	818,182
New Jersey Housing & Mortgage Finance Agency MF Revenue Bonds (Refunding) Series A (AA-/NR)(a)
2,000,000	3.900	11/01/50	1,877,260

The accompanying notes are an integral part of these financial statements.	29

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (BBB+/Baa1)(a)(d)
$1,000,000	5.000%		06/15/18	$1,044,410
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (BBB+/Baa1)(a)
1,750,000	5.000		06/15/28	1,808,083
New Jersey State Higher Education Assistance Authority Revenue Bonds (Senior Lien) Series 1A (AMT) (AA/Aa2)(a)
655,000	3.625		12/01/30	657,784
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)(a)
1,220,000	4.750		12/01/23	1,285,904
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750		02/15/21	109,876

				9,379,704

New York – 1.0%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (AA-/A1)
65,000	5.500		11/15/18	67,712
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)(a)
500,000	5.000		06/01/29	571,895
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)(a)
250,000	3.800		11/01/37	250,615
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (Refunding-Icahn School Medicine at Mount Sinai) Series A (A-/A3)(a)
1,000,000	5.000		07/01/27	1,162,650
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (School District Financing Program) Series C (AGM) (AA/A2)(a)(d)
1,000,000	5.000		10/01/17	1,016,990

				3,069,862

North Carolina — 1.0%
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)(a)
1,190,000	5.000		06/01/22	1,311,023
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000		06/01/20	202,152
420,000	3.000		06/01/21	439,219
330,000	4.000		06/01/22	361,046
350,000	4.000		06/01/23	385,025
480,000	4.000	(a)	06/01/25	522,903

				3,221,368

Ohio(a) – 3.2%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)
660,000	3.000		12/01/19	670,553

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio(a) – (continued)
Akron OH GO Bonds (Refunding) (AA-/NR)
$ 545,000	5.000%		12/01/26	$646,370
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)
2,000,000	5.000		12/01/24	2,277,160
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (BBB+/A3)
1,000,000	5.000		05/01/27	1,135,140
1,000,000	5.000		05/01/28	1,127,590
750,000	5.000		05/01/29	840,630
Toledo OH Waterworks Revenue Bonds (Refunding-System) (AA-/Aa3)
1,690,000	5.000		11/15/27	1,999,811
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A1)
700,000	4.000		06/01/35	721,084
700,000	4.000		06/01/36	718,704

				10,137,042

Oregon – 0.2%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000		07/01/17	593,540

Pennsylvania – 7.7%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000		07/01/25	574,235
450,000	5.000	(a)	07/01/26	516,461
490,000	5.000	(a)	07/01/27	558,551
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000		10/01/19	1,085,321
1,250,000	5.250	(a)	10/01/31	1,327,988
East Stroudsburg PA Area School District GO Bonds (AGM) (NR/Aa3)(a)
2,200,000	5.000		09/01/22	2,228,534
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Drexel University College Medicine) Series 2007 (NPFG) (AA-/A3)(a)(d)
1,250,000	5.000		11/01/17	1,275,350
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds (Refunding) Series 121 (AA+/Aa2)(a)
1,000,000	3.100		10/01/36	935,240
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000		10/01/18	820,376
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,720,125
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Variable-Refunding) Series B-1 (A/A1)(a)(b)
3,000,000	1.350		12/01/17	3,000,630
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series B (A/A1)(a)
2,315,000	5.000		12/01/25	2,525,248

30	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A/A1)(a)
$ 500,000	5.000%		12/01/26	$583,165
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Central Library Project) Series B (A+/A2)
610,000	3.000		12/01/18	626,238
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Cultural & Commercial Corridors Programs) Series A (A+/A2)
2,000,000	4.000		12/01/18	2,084,360
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,217,849
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,157,310
2,205,000	4.000	(a)	11/01/29	2,296,926

				24,533,907

Rhode Island – 1.2%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)(a)
2,150,000	3.450		04/01/26	2,206,610
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	1,066,204
Rhode Island State Health & Educational Building Corp. Public School Revenue Bonds (Unrefunded-2016-Financing Program) Series A (AMBAC) (NR/A1)(a)
145,000	5.000		05/15/23	145,490
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)(a)
430,000	3.500		04/01/22	448,451

				3,866,755

South Carolina – 2.7%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,178,390
Newberry Investing in Children’s Education SC Installment Purpose Revenue Bonds (Refunding- Newberry Co. School District) Series 2014 (A/A1)(a)
2,925,000	5.000		12/01/25	3,433,511
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,154,910
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds (Refunding) Series 2015 (A/A1)(a)
2,550,000	5.000		12/01/27	2,985,158

				8,751,969

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Dakota – 1.2%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
$ 980,000	2.700%	05/01/25	$998,757
South Dakota Housing Development Authority Single Family Revenue Bonds (Taxable-Refunding-Mortgage) Series 1 (NR/Aa2)(a)
585,000	2.834	11/01/26	562,010
590,000	2.884	05/01/27	563,420
550,000	2.984	11/01/27	524,326
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)(a)
1,000,000	5.000	07/01/25	1,118,330

			3,766,843

Tennessee – 1.3%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB+/NR)
2,785,000	3.375	04/01/26	2,857,299
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
700,000	3.500	07/01/27	717,864
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
485,000	4.050	01/01/38	492,168

			4,067,331

Texas – 5.8%
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (AAA/NR)
725,000	5.000	08/15/25	862,213
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA-/A1)(a)
930,000	5.000	09/01/27	1,095,373
980,000	5.000	09/01/28	1,145,473
Forney TX Independent School District GO Bonds (Refunding) Series 2015 (PSF-GTD) (AAA/Aaa)(a)
2,630,000	4.000	08/15/24	2,711,504
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)(a)
235,000	5.000	02/15/20	242,137
Katy TX Independent School District GO Bonds (Refunding) Series A (AAA/Aaa)
300,000	5.000	02/15/25	363,360
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,119,730
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(a)(d)
5,000	5.625	05/15/19	5,443
Mansfield TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)(a)
2,460,000	4.000	02/15/29	2,675,865

The accompanying notes are an integral part of these financial statements.	31

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)(a)
$1,025,000	5.000%	08/15/27	$1,161,048
North Texas Tollway Authority Revenue Bonds (Prerefunded 2016-Refunding-System First Tier) Series A (AA/A1)(a)(d)
225,000	5.750	01/01/18	232,204
North Texas Tollway Authority Revenue Bonds (Unrefunded 2016-Refunding-System First Tier) Series A (AA/A1)(a)
80,000	5.750	01/01/40	82,286
North TX Tollway Authority Revenue Bonds (Prerefunded-Refunding System) (First Tier) Series A (AGC-ICC) (AA/A1)(a)(d)
295,000	5.750	01/01/18	304,446
Odessa TX GO Bonds (Refunding) Series 2015 (AA/Aa3)(a)
1,000,000	5.000	03/01/27	1,163,490
Port Arthur TX Independent School District GO Bonds (Refunding) Series E (NR/Aa3)(a)
2,500,000	4.000	02/15/32	2,638,850
Weslaco TX GO Bonds (Refunding) Series 2016 (AA-/NR)
2,295,000	5.000	02/15/24	2,702,546

			18,505,968

Utah(a) – 0.2%
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)
500,000	5.000	07/01/34	585,095

Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,101,940
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000	06/15/20	428,696

			1,530,636

Virginia – 0.1%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (AA-/A3)
145,000	5.250	07/15/17	146,270
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (AA-/A3)
80,000	5.250	07/15/17	80,489

			226,759

Washington – 2.1%
COB Properties WA Lease Revenue Bonds (Bothell City Hall Project) Series 2014 (AA/NR)(a)
1,620,000	5.000	12/01/26	1,930,003
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)(a)
250,000	4.000	01/01/40	257,140
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	581,655

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – (continued)
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (BBB+/Baa1)(a)
$ 500,000	6.000%	10/01/23	$531,290
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)(a)
1,495,000	5.000	08/15/27	1,760,781
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)(a)
1,500,000	3.450	12/01/30	1,528,095

			6,588,964

Wisconsin(a) – 1.1%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA/Aa3)
1,000,000	5.000	08/15/21	1,048,760
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,037,640
Wisconsin State Housing & Economic Development Authority Revenue Bonds (Refunding) Series C (AA/Aa3)
1,395,000	4.100	05/01/43	1,407,792

			3,494,192

Wyoming – 0.2%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
295,000	2.000	05/01/17	295,000
305,000	3.000	05/01/18	310,624

			605,624

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $307,027,866)			$312,712,995

Short-Term Investment(e) – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co.
$2,971,000	0.050%	05/01/17	$2,971,000
Maturity Value: $2,971,012
(Cost $2,971,000)

TOTAL INVESTMENTS – 98.8%
(Cost $309,998,866)			$315,683,995

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			3,682,288

NET ASSETS – 100.0%			$319,366,283

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

32	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2017.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Prerefunded security. Maturity date disclosed is prerefunding date.
(e)	Repurchase agreement was entered into on April 28, 2017. This agreement was fully collateralized by $2,965,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $3,032,703.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BHAC	—Berkshire Hathaway Assurance Corp.
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
VA	—Veterans Administration
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 04/30/2017	AS OF 10/31/16

General Obligation	19.4%	20.6%
Hospital	15.3	11.5
Education	14.6	16.3
Lease	12.2	14.1
Transportation	8.9	9.1
Limited Tax	5.9	5.4
Single Family Housing	5.5	6.2
Prerefunded/Escrow to Maturity	5.3	2.6
Multi Family Housing	4.0	5.2
Student	2.4	2.8
Water/Sewer	1.8	1.8
Not For Profit	1.4	1.4
Power	1.2	0.6
Crossover	0.2	0.2
Investment Company	—	1.8
Short-Term Investment	0.9	0.8

TOTAL INVESTMENTS	99.0%	100.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	33

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.9%
Arizona(a) – 0.7%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$1,084,390
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150	07/01/24	1,273,770

			2,358,160

California – 1.5%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) (AA-/A3)(b)
2,000,000	0.000	07/01/27	1,473,400
California State Department of Veterans Affairs Home Purchase Revenue Bonds (Refunding) Series B (AA/Aa3)(a)
2,000,000	3.250	12/01/36	1,882,040
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (AA-/A3)(b)
2,400,000	0.000	08/01/29	1,530,144

			4,885,584

Florida(a) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa3)
2,000,000	4.000	10/01/33	2,087,700

Illinois – 2.5%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
2,500,000	3.250	05/15/39	2,141,400
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB/NR)(a)(c)
1,000,000	5.500	02/15/20	1,116,170
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa3)(a)
3,000,000	2.900	08/01/31	2,820,300
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa3)(a)
2,000,000	4.125	02/01/30	2,120,080
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (AA-/A3)(b)
95,000	0.000	11/01/19	92,161

			8,290,111

Indiana(a) – 0.8%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	532,685
Tri-Creek IN 2002 High School Building Corporation Revenue Bonds (Refunding) Series 2016 (AA+/NR)
2,000,000	4.000	07/15/34	2,075,880

			2,608,565

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Iowa(a)(c) – 0.4%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
$1,245,000	5.250%		07/01/19	$1,355,867

Kansas(a) – 0.5%
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)
1,500,000	5.000		11/15/32	1,683,855

Louisiana(a) – 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
7,000,000	5.500		10/01/25	7,848,120

Michigan(a) – 1.8%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	2,887,909
2,000,000	3.350		12/01/34	1,954,400
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
1,400,000	3.000		10/01/32	1,309,644

				6,151,953

Missouri – 82.3%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000		11/01/17	202,008
230,000	3.000		11/01/18	236,320
210,000	3.000	(a)	11/01/19	214,607
225,000	3.625	(a)	11/01/22	230,893
470,000	3.700	(a)	11/01/23	482,479
225,000	3.800	(a)	11/01/24	231,203
480,000	3.875	(a)	11/01/25	493,474
250,000	4.000	(a)	11/01/26	257,250
Belton MO Certificates of Participation (A+/NR)(a)
500,000	5.125		03/01/25	514,720
500,000	5.250		03/01/29	515,190
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)(a)
150,000	4.000		03/01/21	153,671
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)(a)
1,000,000	5.000		10/01/33	1,144,830
1,035,000	5.000		10/01/44	1,172,458
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250		07/01/20	2,220,840
Boone County MO Hospital Revenue Bonds (NR/Baa1)(a)(c)
2,350,000	5.750		08/01/18	2,485,853
Boone County MO Hospital Revenue Bonds Series 2012 (NR/Baa1)
400,000	4.000		08/01/18	412,476
500,000	4.000		08/01/19	524,080

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(a)
$2,000,000	4.000%	03/01/27	$2,129,960
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(a)
750,000	5.000	06/01/26	838,875
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	691,470
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	03/01/34	1,050,060
1,000,000	4.000	03/01/35	1,045,390
1,000,000	4.000	03/01/36	1,042,290
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)(a)
1,280,000	5.000	03/01/25	1,319,706
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)(a)
810,000	5.200	12/01/23	858,632
Columbia MO Special Obligation Revenue Bonds (Refunding) Series 2015 (AA/NR)
495,000	5.000	02/01/18	510,241
470,000	5.000	02/01/19	502,595
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000	10/01/42	507,905
Cottleville MO Certificates of Participation (Refunding) (NR/A2)(a)
1,000,000	3.750	08/01/32	1,002,990
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,544,777
1,215,000	5.000	12/01/25	1,450,248
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(a)
200,000	5.000	09/01/20	200,512
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)
1,000,000	5.000	12/30/26	1,170,490
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(a)(c)
4,280,000	5.000	04/01/22	4,991,036
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
500,000	5.625	03/01/25	546,050
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (BB+/NR)(a)
500,000	5.924	10/01/30	509,200
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (AGC) (AA/A3)(a)
180,000	4.600	06/01/29	180,101
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000	03/01/30	1,636,200

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
$ 600,000	3.000%		04/01/22	$627,642
875,000	3.000		04/01/23	914,585
500,000	3.000		04/01/24	519,320
960,000	3.000	(a)	04/01/26	975,600
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	5.000		12/01/20	501,485
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	552,585
900,000	4.000		05/01/25	989,739
700,000	4.000	(a)	05/01/27	757,694
630,000	4.000	(a)	05/01/29	666,597
675,000	4.000	(a)	05/01/30	706,691
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(a)
475,000	3.000		04/15/28	464,555
575,000	3.250		04/15/30	561,298
550,000	3.300		04/15/31	530,849
700,000	3.375		04/15/32	674,044
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)(a)(c)
500,000	5.000		03/01/18	517,075
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(a)
1,000,000	5.000		12/01/25	1,185,230
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(a)
1,345,000	4.000		12/01/26	1,479,137
1,455,000	4.000		12/01/28	1,580,348
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000		12/01/17	906,011
595,000	4.250	(a)	12/01/23	648,562
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500		12/01/18	933,255
920,000	3.850		12/01/20	991,355
500,000	4.350	(a)	12/01/23	549,080
820,000	4.500	(a)	12/01/24	902,820
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (AA-/NR)(a)
290,000	4.000		12/01/20	294,895
435,000	4.000		12/01/21	442,117
425,000	4.000		12/01/22	431,851
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A-/NR)(a)
1,000,000	5.500		02/15/31	1,092,480
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A-/NR)(a)
1,895,000	5.000		02/15/27	2,153,364

The accompanying notes are an integral part of these financial statements.	35

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(a)
$5,425,000	4.500%		02/01/24	$6,103,884
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)(a)(c)
1,905,000	4.500		12/01/17	1,944,643
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(a)
2,130,000	5.500		09/01/29	2,415,761
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000		01/01/33	2,007,790
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)(a)(c)
1,000,000	5.500		04/01/18	1,041,540
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)(a)
50,000	6.431		04/01/18	50,999
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(b)
4,465,000	0.000		02/01/18	4,411,375
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(a)
760,000	5.000		09/01/31	818,436
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A1)
1,000,000	5.000		09/01/27	1,191,140
1,000,000	5.000	(a)	09/01/31	1,152,450
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)(a)
500,000	5.000		04/15/31	546,670
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)(a)
500,000	6.050		09/01/30	514,785
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000		02/15/20	2,044,270
1,700,000	5.000		02/15/21	1,917,345
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000		04/01/27	1,047,103
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(a)
485,000	5.000		05/01/42	547,919
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000		12/01/20	1,113,330
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(a)
3,115,000	5.000		01/01/31	3,534,777
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Prairie State Project) Series A (NR/A2)
1,000,000	5.000		06/01/17	1,003,120

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
$ 400,000	4.000%		04/01/28	$426,224
425,000	5.000		04/01/31	479,676
475,000	5.000		04/01/32	535,406
500,000	5.000		04/01/33	562,840
500,000	5.000		04/01/34	562,095
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(a)
2,450,000	5.000		10/01/21	2,750,590
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,825,000	3.000		10/01/26	1,859,438
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	874,656
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000		12/01/17	1,016,300
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000		01/01/20	765,216
595,000	5.000	(a)	01/01/30	686,446
775,000	5.000	(a)	01/01/31	890,072
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(a)
380,000	5.125		01/01/18	381,068
5,000	5.000		01/01/22	5,014
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Prerefunded-State Revolving Funds Programs) Series A (NR/NR)(a)(c)
310,000	5.500		01/01/19	332,599
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Fund Program) Series B (NR/Aaa)(a)
310,000	5.000		07/01/17	310,964
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(a)
90,000	5.500		01/01/23	96,530
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000		10/01/17	514,044
525,000	4.000		10/01/18	545,727
545,000	4.000		10/01/19	574,348
400,000	3.500		10/01/21	422,432
1,850,000	5.250	(a)	10/01/41	2,082,619
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,581,826

36	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A/A3)(a)
$1,000,000	5.125%	11/01/31	$1,088,940
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000	10/01/26	2,788,824
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Prerefunded-Cox Health) Series A (NR/NR)(a)(c)
1,880,000	5.125	11/15/18	1,996,804
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000	11/15/35	2,735,925
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,000,000	5.000	12/01/33	1,112,160
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)(a)
2,270,000	5.000	12/01/25	2,551,639
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Unrefunded-Cox Health) Series A (NR/A2)(a)
470,000	5.125	11/15/23	497,796
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,375,000	5.000	12/01/31	1,544,716
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2014 (AA/Aa2)
1,000,000	5.000	01/01/18	1,027,420
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (A+/NR)(a)
170,000	5.000	05/15/23	182,260
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (NR/NR)(a)(c)
830,000	5.000	05/15/19	894,906
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,070,973
1,100,000	5.000	06/01/37	1,226,214
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)(a)
2,000,000	5.000	04/01/22	2,235,800
2,000,000	5.000	04/01/25	2,233,400
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/33	1,292,150

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
$2,000,000	5.000%	02/15/19	$2,097,700
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/39	1,259,425
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)(a)
1,000,000	5.000	06/01/21	1,101,070
1,000,000	4.500	06/01/25	1,069,920
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)(a)
500,000	5.000	05/01/30	543,535
1,410,000	5.000	05/01/40	1,487,465
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000	11/15/19	1,083,560
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Ascension Health Senior Credit Group) Series C5-REMK (AA+/Aa2)(a)(d)
2,740,000	0.880%	11/15/26	2,740,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Pooled Hospital) Series C (U.S. Bank NA LOC) (AA/NR)(a)(d)
2,000,000	0.930	08/01/29	2,000,000
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(a)
610,000	5.250	07/01/42	644,184
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(a)
500,000	4.375	07/01/30	529,530
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
2,185,000	3.550	11/01/30	2,229,268
2,060,000	3.950	11/01/40	2,073,349
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
195,000	3.950	05/01/21	200,259
240,000	3.950	11/01/21	246,682
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
225,000	3.600	11/01/23	234,135
355,000	3.750	05/01/24	371,220
290,000	3.800	05/01/25	300,388

The accompanying notes are an integral part of these financial statements.	37

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)
$1,170,000	4.000%		04/01/19	$1,233,297
2,835,000	4.000	(a)	04/01/26	3,043,911
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(a)(d)
290,000	0.890		11/01/28	290,000
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000		04/01/18	279,747
280,000	3.000		04/01/19	289,330
265,000	3.250	(a)	04/01/20	272,134
275,000	4.000	(a)	04/01/21	286,734
315,000	4.000	(a)	04/01/22	327,956
385,000	4.500	(a)	04/01/27	404,585
405,000	4.500	(a)	04/01/28	425,367
425,000	4.625	(a)	04/01/29	447,121
445,000	4.750	(a)	04/01/30	468,945
North Kansas City MO School District No. 74 Certificates of Participation Series 2015 (NR/Aa3)
520,000	3.000		09/01/17	523,630
540,000	3.000		09/01/18	554,062
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000%		06/01/19	1,550,642
2,750,000	4.000	(a)	06/01/26	2,933,342
2,925,000	4.000	(a)	06/01/27	3,111,410
1,000,000	4.000	(a)	06/01/28	1,060,310
O’Fallon MO Certificates of Participation (NPFG) (NR/Aa3)
1,000,000	5.250		11/01/18	1,062,270
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(a)
1,135,000	4.000		11/01/22	1,245,435
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)(a)
1,000,000	6.400		03/01/30	1,087,010
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College)(AGM)(AA/NR)
1,500,000	5.000		03/01/19	1,608,660
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	552,975
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
1,000,000	4.000		03/01/30	1,094,490
1,000,000	4.000		03/01/34	1,079,720
1,500,000	4.000		03/01/35	1,612,845
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)(a)
435,000	5.000		12/01/18	445,484
850,000	5.000		12/01/20	869,728
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a)
1,000,000	4.000		04/01/23	1,094,080
550,000	4.000		04/01/28	580,855

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a) – (continued)
$ 800,000	4.000%		04/01/29	$841,120
1,475,000	4.000		04/01/30	1,544,605
Republic MO Special Obligation Revenue Bonds (A/NR)
125,000	3.000		05/01/17	125,000
345,000	3.000		08/01/17	346,684
150,000	3.150		05/01/18	153,093
360,000	3.000		08/01/18	368,381
150,000	3.300	(a)	05/01/19	152,640
250,000	3.500	(a)	05/01/20	254,643
300,000	3.750	(a)	05/01/21	306,489
325,000	3.875	(a)	05/01/22	331,975
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	224,800
410,000	3.450		07/01/32	402,850
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (AA-/A3)
2,135,000	5.500		07/01/28	2,599,469
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(a)
3,000,000	4.000		04/01/23	3,298,470
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,300,000	4.000		04/01/23	1,429,337
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(a)
2,675,000	4.000		04/01/24	2,907,885
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)(a)
540,000	6.750		03/01/28	573,626
575,000	6.850		03/01/29	609,989
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,424,966
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)(a)
190,000	4.500		11/01/18	193,367
530,000	4.500		11/01/19	539,074
610,000	4.500		11/01/20	620,413
645,000	4.750		11/01/21	656,804
685,000	4.750		11/01/22	697,501
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)(a)
385,000	4.750		11/01/21	392,046
405,000	4.750		11/01/22	412,391
Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000		05/01/21	942,140
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,305,000	2.000		05/01/20	1,326,728
1,335,000	2.000		05/01/21	1,357,148
1,000,000	4.000	(a)	05/01/26	1,087,090
1,405,000	4.000	(a)	05/01/27	1,521,643

38	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
$1,275,000	5.000%		04/01/22	$1,475,022
1,340,000	5.000	(a)	04/01/23	1,549,536
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		12/01/31	1,042,780
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(a)
1,250,000	5.650		02/01/30	1,311,737
St. Charles MO Certificates of Participation Series 2012 (NR/A1)(a)
1,000,000	3.000		05/01/22	1,017,880
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000		04/01/26	1,287,146
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000		04/01/25	2,033,711
1,930,000	4.000		04/01/26	2,102,542
2,010,000	4.000		04/01/27	2,173,534
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250		03/01/19	416,108
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,075,780
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000		08/15/20	972,440
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(a)
1,735,000	4.000		04/01/26	1,872,048
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)(a)
1,280,000	5.000		07/01/23	1,421,555
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA/A2)(a)
2,000,000	5.000		07/01/24	2,011,500
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	783,833
800,000	3.000		04/01/22	837,232
800,000	3.000	(a)	04/01/23	831,520
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,181,540
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,534,870
1,390,000	5.000		04/15/26	1,624,590
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,153,040
2,595,000	4.000	(a)	02/15/35	2,604,420

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)(a)(c)
$4,250,000	5.000%		04/01/18	$4,407,335
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)(a)
695,000	3.250		05/01/21	721,771
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000		03/01/33	1,827,620
1,840,000	4.000		03/01/34	1,939,323
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(a)
865,000	3.000		06/01/25	886,660
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(a)
765,000	4.000		06/01/21	818,015
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (A/NR)
345,000	3.000		03/01/18	350,958
360,000	3.000	(a)(c)	03/01/18	366,217
385,000	3.150	(a)(c)	03/01/18	392,126
700,000	3.300	(a)(c)	03/01/18	713,818
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000		08/01/25	1,287,960
1,000,000	4.000	(a)	08/01/26	1,106,390
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (NR/NR)(a)(b)
2,000,000	0.000		03/01/26	1,540,360
2,095,000	0.000		03/01/27	1,579,546
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(a)
1,810,000	4.000		04/01/32	1,910,455
1,800,000	4.000		04/01/33	1,890,900
1,800,000	4.000		04/01/34	1,881,954
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
560,000	3.000		04/01/18	570,338
1,270,000	3.250	(a)	04/01/21	1,306,855
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	667,491
990,000	4.000	(a)	04/01/25	1,096,960
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)(a)(c)
625,000	6.625		06/01/17	627,744
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A+/NR)(a)(d)
600,000	1.050		04/01/32	600,000

				275,410,030

New Hampshire(a) — 0.5%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,750,000	4.000		10/01/33	1,801,450

The accompanying notes are an integral part of these financial statements.	39

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New York(a) – 0.5%
Orange County NY GO Bonds Series A (NR/Aa3)
$2,025,000	2.250%	03/15/33	$1,693,305

North Dakota(a) – 1.3%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
2,455,000	2.600	07/01/28	2,394,337
2,015,000	3.150	01/01/36	1,885,959

			4,280,296

Ohio(a) – 0.7%
Ohio Housing Finance Agency RSDL Mortgage Revenue Bonds (Refunding) Series K (GNMA/FNMA/FHLMC) (NR/Aaa)
2,400,000	3.200	09/01/36	2,317,440

Pennsylvania(a) – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,090,080

Tennessee – 0.5%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB+/NR)
1,500,000	3.375	04/01/26	1,538,940

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
2,000,000	4.000	11/15/34	2,075,280

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $320,126,404)			$327,476,736

Short-Term Investment(e) – 1.3%
Repurchase Agreement – 1.3%
State Street Bank & Trust Co.
$4,172,000	0.050%	05/01/17	$4,172,000
Maturity Value: $4,172,017
(Cost $4,172,000)

TOTAL INVESTMENTS – 99.2%
(Cost $324,298,404)			$331,648,736

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			2,807,609

NET ASSETS – 100.0%			$334,456,345

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at April 30, 2017.
(e)	Repurchase agreement was entered into on April 28, 2017. This agreement was fully collateralized by $4,165,000 U.S. Treasury Bond, 2.125%, due 01/31/21 with a market value of $4,260,104.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR/PCR	—IndustrialDevelopment Revenue/ Pollution Control Revenue
LLC	—Limited Liability Company
LOC	—Letter of Credit
NPFG	—National Public Finance Guarentee
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance

PORTFOLIO COMPOSITION

	AS OF 04/30/2017	AS OF 10/31/16

Lease	26.8%	26.5%
Hospital	14.3	13.4
General Obligation	13.6	14.7
Education	11.4	10.7
Limited Tax	7.6	7.8
Prerefunded/Escrow to Maturity	7.1	6.2
Single Family Housing	6.5	6.6
Water/Sewer	4.5	4.5
Transportation	2.8	2.8
Power	1.4	1.8
Multi Family Housing	0.7	0.7
Not For Profit	0.6	0.6
Crossover	0.4	0.5
IDR/PCR	0.2	0.2
Investment Company	—	2.2
Short-Term Investment	1.3	1.3

TOTAL INVESTMENTS	99.2%	100.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

40	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 95.7%
Arizona(a) – 0.4%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$487,976

California(b) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) (AA-/A3)
670,000	0.000	07/01/27	493,589
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	1,882,676

			2,376,265

Illinois – 1.3%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
1,500,000	3.250	05/15/39	1,284,840
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (AA-/A3)(b)
500,000	0.000	11/01/19	476,342

			1,761,182

Kansas – 84.2%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)
1,090,000	5.000	12/01/27	1,213,606
1,140,000	5.000	12/01/28	1,265,548
1,195,000	5.000	12/01/29	1,312,373
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000	10/01/27	875,880
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000	09/01/23	1,058,535
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	526,170
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,149,820
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)(a)
595,000	4.150	12/01/27	631,295
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000	11/15/29	2,185,460
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	236,913
500,000	3.000	10/01/18	513,265
655,000	4.000	10/01/19	695,230

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A+/NR)(a)(c)
$1,115,000	3.000%		08/01/17	$1,120,831
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa3)(a)
1,145,000	4.000		09/01/26	1,211,891
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)(a)
235,000	4.000		09/01/18	237,221
Dodge City KS Industrial Revenue Bonds (Dodge City Community College Activity Center) Series 2014 (A+/NR)
735,000	2.000		07/15/17	736,470
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000		09/01/20	1,966,643
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (NR/NR)(a)
1,530,000	4.000		09/01/30	1,657,525
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)
1,720,000	5.000		09/01/32	1,978,602
750,000	5.000		09/01/40	839,827
Geary County KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,086,750
Harvey County KS Unified School District No. 373 Newton GO Bonds (Refunding) Series 2014 (A+/NR)
550,000	2.000		09/01/17	551,864
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	3.000		09/01/18	1,026,040
1,000,000	5.000		09/01/26	1,217,040
1,000,000	3.500	(a)	09/01/30	1,028,070
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000		09/01/33	1,058,240
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,105,910
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000		09/01/18	780,105
500,000	4.000		09/01/20	545,190
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
945,000	4.000		10/01/23	1,005,130
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,796,498
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,561,980

The accompanying notes are an integral part of these financial statements.	41

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
$ 500,000	5.000%		09/01/27	$569,900
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,078,270
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,091,010
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000		10/01/35	1,066,170
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500		09/01/36	954,154
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
560,000	5.000		09/01/18	588,700
600,000	5.000	(a)	09/01/33	677,412
600,000	5.000	(a)	09/01/34	676,614
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000		11/15/32	1,683,855
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Sister Leavenworth) Series A (NR/NR)(a)(c)
2,900,000	5.250		01/01/20	3,208,270
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Water Pollution Control Revolving Fund II) Series 2001 (NR/NR)
95,000	5.500		05/01/17	95,000
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Sister Leavenworth) Series A (AA-/Aa3)(a)
440,000	5.250		01/01/25	480,581
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Water Pollution Control Revolving Fund II) Series 2001 (AAA/Aaa)
185,000	5.500		05/01/17	185,000
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
525,000	3.000		06/01/23	538,529
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000		06/01/24	1,120,650
790,000	5.250		06/01/42	883,797
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000		12/01/19	542,230
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AAA/Aa2)(a)
1,110,000	5.000		09/01/34	1,295,614

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)(a)(c)
$ 750,000	5.000%	05/15/35	$809,445
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)(a)
1,465,000	5.000	11/15/23	1,591,224
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA/Aa2)(a)
1,000,000	5.500	11/15/23	1,111,490
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA/Aa2)(a)(c)
800,000	5.000	11/15/17	817,280
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A3)(a)
2,000,000	3.500	06/01/23	2,057,680
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)(a)
1,000,000	5.000	11/15/26	1,075,280
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (A+/Aa3)(a)
1,500,000	5.000	11/01/20	1,636,560
2,000,000	5.000	11/01/27	2,175,900
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000	11/01/22	783,104
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NPFG) (AA-/Aa3)(a)(c)
1,000,000	5.250	11/01/17	1,021,510
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa2)(a)
2,000,000	4.000	03/01/31	2,120,040
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,149,010
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGC) (NR/Aa3)(a)(c)
1,455,000	5.250	09/01/19	1,586,328
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(a)(c)
1,415,000	5.250	09/01/19	1,544,430
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)
500,000	4.000	09/01/26	543,950
Lyons KS Public Building Commission Revenue Bonds (A+/NR)(a)
315,000	5.000	10/01/23	331,377
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,601,137
1,180,000	3.000	09/01/28	1,208,049

42	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Olathe KS Health Facilities Revenue Bonds (Prerefunded-Olathe Medical Center) Series 2008 (NR/NR)(a)(c)
$ 390,000	5.125%	09/01/17	$395,363
Olathe KS Health Facilities Revenue Bonds (Unrefunded-Olathe Medical Center) Series 2008 (A+/NR)(a)
805,000	5.125	09/01/21	816,334
Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,070,000	3.000	09/01/19	1,117,091
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000	12/01/19	326,688
400,000	5.000	12/01/20	446,956
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	4.500	09/01/22	505,170
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
1,930,000	4.000	09/01/26	2,089,553
Riley County KS Unified School District No. 383 GO Bonds (Refunding) Series 2016 (NR/Aa2)(a)
2,000,000	3.000	09/01/30	1,989,060
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)(a)
1,000,000	5.250	08/01/26	1,047,690
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000	10/01/30	1,109,730
1,000,000	4.000	10/01/31	1,091,760
Sedgwick County KS Unified School District No. 261 GO Bonds (Prerefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)(c)
1,475,000	5.000	11/01/17	1,504,913
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000	11/01/32	25,518
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/Aa3)(a)
985,000	3.000	11/01/32	917,015
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000	09/01/25	881,560
1,500,000	4.000	09/01/26	1,634,025
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)
1,425,000	5.000	09/01/34	1,609,181
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000	10/01/29	1,424,865
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)
1,000,000	5.000	09/01/23	1,164,470

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa3)
$ 845,000	3.000%	09/01/20	$885,425
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/Aa3)
200,000	3.750	09/01/18	207,316
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa3)(a)
485,000	4.000	09/01/30	516,806
1,000,000	4.000	09/01/31	1,060,300
1,065,000	5.000	09/01/32	1,220,884
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa2)
435,000	3.000	09/01/22	464,141
450,000	3.000	09/01/23	480,483
490,000	3.000	09/01/25	520,057
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000	09/01/23	1,729,060
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (AA-/A3)(a)
1,000,000	5.000	06/01/23	1,058,290
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (AA-/A3)(a)
300,000	5.000	06/01/23	317,487
475,000	5.000	06/01/24	502,636
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	455,754
460,000	3.000	07/01/22	487,085
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	707,764
Wichita KS GO Bonds Series B (AMT) (AA+/Aa1)(a)
940,000	4.000	12/01/42	945,631
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	458,940
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)(a)(c)
1,000,000	5.000	03/01/19	1,071,690
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,531,984
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,560,384
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Refunding-Sales Tax-KS International Speedway Corp. Project) Series 2014 (A+/NR)
400,000	5.000	12/01/17	409,168

			111,763,699

The accompanying notes are an integral part of these financial statements.	43

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana(a) – 1.7%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
$2,000,000	5.500%	10/01/25	$2,242,320

Maryland(a) – 1.0%
Montgomery County MD Housing Opportunities Commission Manufacturing & Reconstruction Development Revenue Bonds Series A-1 (FHLMC) (NR/Aaa)
1,285,000	4.000	07/01/45	1,297,208

Massachusetts(a) – 0.1%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
180,000	5.300	01/01/30	188,501

Michigan(a) – 0.7%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
1,000,000	3.350	12/01/34	977,200

Ohio(a) – 1.0%
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)
1,200,000	5.000	12/01/24	1,366,296

Pennsylvania(a) – 0.5%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	659,498

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB+/NR)
500,000	3.375	04/01/26	512,980

Utah(a) – 1.2%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	620,838
1,000,000	3.000	04/01/35	907,940

			1,528,778

Washington(a) – 0.6%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
750,000	5.250	07/01/25	828,900

Wisconsin(a) – 0.8%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,037,640

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $123,899,303)			$127,028,443

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment(d) – 3.5%
Repurchase Agreement – 3.5%
State Street Bank & Trust Co.
$4,592,000	0.050%	05/01/17	$4,592,000
Maturity Value: $4,592,019
(Cost $4,592,000)

TOTAL INVESTMENTS – 99.2%
(Cost $128,491,303)			$131,620,443

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			1,056,018

NET ASSETS – 100.0%			$132,676,461

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Repurchase agreement was entered into on April 28, 2017. This agreement was fully collateralized by $4,580,000 U.S. Treasury Bond, 2.125%, due 01/31/21 with a market value of $4,684,580.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insuredby Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BHAC	—Berkshire Hathaway Assurance Corp.
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
GO	—General Obligation
NPFG	—National Public Finance Guarentee
NR	—Not Rated
WR	—Withdrawn Rating

44	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

PORTFOLIO COMPOSITION

	AS OF 04/30/2017	AS OF 10/31/16

General Obligation	40.8%	40.0%
Lease	15.2	15.7
Hospital	14.7	14.4
Prerefunded/Escrow to Maturity	9.9	8.9
Education	5.1	5.0
Water/Sewer	2.3	2.4
Limited Tax	2.1	2.0
Power	1.6	1.6
Crossover	1.3	1.3
Transportation	1.0	3.3
Multi Family Housing	1.0	1.0
Single Family Housing	0.7	0.9
Student	0.1	0.2
Investment Company	—	2.1
Short-Term Investment	3.5	0.5

TOTAL INVESTMENTS	99.3%	99.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	45

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments at value (identified cost $79,867,390, $241,086,568, $113,017,704, $978,548,238, $100,665,176, $309,998,866, $324,298,404 and $128,491,303, respectively)	$103,959,195	$273,492,150	$133,688,438
Cash	308	—	398
Receivables:
Interest and dividends	34,654	450,659	14,913
Fund shares sold	213,391	386,096	342,668
Investments sold	—	1,156,901	—
Reimbursement from adviser	—	6,041	—
Other	4,568	77,442	5,834
Total Assets	104,212,116	275,569,289	134,052,251

Liabilities:
Due to custodian	—	528,054	—
Payables:
Dividends	—	—	—
Investments purchased	—	—	2,759,452
Fund shares redeemed	70,463	595,263	28,630
Advisory fees	33,349	68,393	52,451
Deferred trustee fees	40,518	45,449	23,359
Administrative fees	12,089	33,056	15,211
Accrued expenses	50,446	51,342	37,256
Total Liabilities	206,865	1,321,557	2,916,359

Net Assets:
Paid-in capital	76,599,213	228,077,054	105,637,104
Undistributed (distributions in excess of) net investment income	390,045	420,933	292,867
Accumulated net realized gain (loss)	2,924,188	13,344,163	4,535,187
Net unrealized gain on investments	24,091,805	32,405,582	20,670,734
Net Assets	$104,005,251	$274,247,732	$131,135,892

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	3,453,819	8,613,216	3,515,003
Net asset value (net assets/shares outstanding)	$30.11	$31.84	$37.31

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$1,004,284,994	$101,596,797	$315,683,995	$331,648,736	$131,620,443
59,387	391	381	645	258

6,974,093	348,713	4,021,341	3,148,657	1,304,798
1,960,720	13,223	611,557	588,269	118,548
—	—	—	—	—
—	15,145	—	—	10,416
47,566	4,564	13,941	14,566	5,789
1,013,326,760	101,978,833	320,331,215	335,400,873	133,060,252

—	—	—	—	—

2,077,281	86,429	592,926	614,361	223,247
—	—	—	—	—
771,219	1,011,892	93,967	22,726	2,647
314,293	41,860	94,182	97,429	50,426
240,392	42,657	71,655	83,966	30,837
120,317	12,234	37,940	39,824	15,783
185,768	50,024	74,262	86,222	60,851
3,709,270	1,245,096	964,932	944,528	383,791

988,452,793	105,054,885	313,654,881	331,486,412	130,186,775
(8,204,165)	(661,444)	378,793	114,054	40,365
3,632,106	(4,591,325)	(352,520)	(4,494,453)	(679,819)
25,736,756	931,621	5,685,129	7,350,332	3,129,140
$1,009,617,490	$100,733,737	$319,366,283	$334,456,345	$132,676,461

50,705,385	5,868,129	16,443,765	17,284,422	6,901,614
$19.91	$17.17	$19.42	$19.35	$19.22

The accompanying notes are an integral part of these financial statements.	47

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$278	$650	$519
Dividends	797,488	5,252,837	832,406
Total Investment Income	797,766	5,253,487	832,925

Expenses:
Advisory fees	189,011	448,461	291,906
Administration fees	68,517	216,756	84,653
Custody and accounting fees	35,743	40,991	35,993
Transfer Agent fees	25,077	111,347	19,253
Professional fees	15,762	25,746	15,996
Registration fees	11,123	24,456	12,084
Shareowner servicing fees	9,923	159,951	1,168
Trustee fees	2,690	8,556	3,236
Printing and mailing fees	1,722	10,116	1,945
Other	7,747	11,236	7,854
Total Expenses	367,315	1,057,616	474,088
Less — expense reductions	—	(11,208)	—
Net Expenses	367,315	1,046,408	474,088
Net Investment Income	430,451	4,207,079	358,837

Realized and unrealized gain (loss)
Net realized gain (loss)	3,004,094	13,518,687	4,620,267
Net change in unrealized gain (loss)	9,806,020	9,093,307	9,642,733
Net realized and unrealized gain (loss)	12,810,114	22,611,994	14,263,000
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,240,565	$26,819,073	$14,621,837

48	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$19,512,173	$1,009,527	$4,594,554	$5,273,295	$1,919,992
109,626	—	6,104	7,769	2,886
19,621,799	1,009,527	4,600,658	5,281,064	1,922,878

1,959,189	252,457	565,950	586,107	303,853
762,429	73,954	227,585	239,276	95,066
106,761	43,129	62,898	64,453	43,365
62,451	15,019	15,732	21,079	13,533
82,098	16,966	29,634	34,898	20,998
28,059	10,606	12,515	13,138	12,240
373,327	13,261	20,404	61,057	20,324
31,738	3,028	9,400	9,891	3,913
17,675	2,558	5,823	6,852	2,634
36,457	8,568	14,916	15,467	9,488
3,460,184	439,546	964,857	1,052,218	525,414
—	(92,727)	—	—	(66,476)
3,460,184	346,819	964,857	1,052,218	458,938
16,161,615	662,708	3,635,801	4,228,846	1,463,940

3,633,998	25,206	(350,587)	713,875	134,385
(18,387,379)	(928,878)	(5,178,178)	(6,628,469)	(2,583,208)
(14,753,381)	(903,672)	(5,528,765)	(5,914,594)	(2,448,823)
$1,408,234	$(240,964)	$(1,892,964)	$(1,685,748)	$(984,883)

The accompanying notes are an integral part of these financial statements.	49

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
From Operations:
Net investment income	$430,451	$773,244	$4,207,079	$5,787,041
Net realized gain	3,004,094	4,432,533	13,518,687	5,763,828
Net change in unrealized gain (loss)	9,806,020	(1,505,203)	9,093,307	4,849,500
Net increase in net assets resulting from operations	13,240,565	3,700,574	26,819,073	16,400,369

Distributions to Shareholders:
From net investment income	(800,198)	(549,518)	(4,114,586)	(5,767,802)
From net realized gains	(4,420,499)	(7,404,370)	(5,514,193)	(20,357,319)
Total distributions to shareholders	(5,220,697)	(7,953,888)	(9,628,779)	(26,125,121)

From Share Transactions:
Proceeds from sales of shares	16,845,530	27,465,641	65,831,497	123,848,344
Reinvestment of distributions	1,941,511	2,666,415	5,795,909	14,302,366
Cost of shares redeemed	(11,028,432)	(13,098,534)	(88,553,302)	(54,238,488)
Net increase (decrease) in net assets resulting from share transactions	7,758,609	17,033,522	(16,925,896)	83,912,222
TOTAL INCREASE (DECREASE)	15,778,477	12,780,208	264,398	74,187,470

Net Assets:
Beginning of period	88,226,774	75,446,566	273,983,334	199,795,864
End of period	$104,005,251	$88,226,774	$274,247,732	$273,983,334
Undistributed (distributions in excess of) net investment income	$390,045	$759,792	$420,933	$328,440

50	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$358,837	$526,050	$16,161,615	$32,032,983
4,620,267	4,945,850	3,633,998	3,838,215
9,642,733	(1,872,390)	(18,387,379)	13,997,148
14,621,837	3,599,510	1,408,234	49,868,346

(588,285)	(243,606)	(18,020,144)	(34,761,131)
(4,998,011)	(5,127,676)	(435,543)	(856,615)
(5,586,296)	(5,371,282)	(18,455,687)	(35,617,746)

21,712,647	48,550,416	123,265,820	270,561,550
924,138	1,230,493	4,957,442	10,206,297
(6,806,238)	(9,190,228)	(199,879,452)	(178,144,299)
15,830,547	40,590,681	(71,656,190)	102,623,548
24,866,088	38,818,909	(88,703,643)	116,874,148

106,269,804	67,450,895	1,098,321,133	981,446,985
$131,135,892	$106,269,804	$1,009,617,490	$1,098,321,133
$292,867	$522,315	$(8,204,165)	$(6,345,636)

The accompanying notes are an integral part of these financial statements.	51

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
From Operations:
Net investment income	$662,708	$1,198,101	$3,635,801	$6,901,610
Net realized gain (loss)	25,206	(28,056)	(350,587)	1,894,519
Net change in unrealized gain (loss)	(928,878)	(113,191)	(5,178,178)	2,585,510
Net increase (decrease) in net assets from operations	(240,964)	1,056,854	(1,892,964)	11,381,639

Distributions to Shareholders:
From net investment income	(887,105)	(1,592,309)	(3,623,304)	(6,897,317)
From net realized gains	—	—	(1,442,541)	—
Total distributions to shareholders	(887,105)	(1,592,309)	(5,065,845)	(6,897,317)

From Share Transactions:
Proceeds from sales of shares	18,423,505	36,539,855	32,838,835	71,841,884
Reinvestment of distributions	356,410	624,482	299,255	369,139
Cost of shares redeemed	(24,860,421)	(32,683,721)	(34,851,259)	(35,062,645)
Net increase (decrease) in net assets resulting from share transactions	(6,080,506)	4,480,616	(1,713,169)	37,148,378
TOTAL INCREASE (DECREASE)	(7,208,575)	3,945,161	(8,671,978)	41,632,700

Net Assets:
Beginning of period	107,942,312	103,997,151	328,038,261	286,405,561
End of period	$100,733,737	$107,942,312	$319,366,283	$328,038,261
Undistributed (distributions in excess of) net investment income	$(661,444)	$(437,047)	$378,793	$366,296

52	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$4,228,846	$8,029,279	$1,463,940	$2,802,701
713,875	786,985	134,385	167,931
(6,628,469)	1,385,232	(2,583,208)	382,123
(1,685,748)	10,201,496	(984,883)	3,352,755

(4,213,957)	(8,021,892)	(1,461,134)	(2,799,438)
—	—	—	—
(4,213,957)	(8,021,892)	(1,461,134)	(2,799,438)

37,258,313	70,464,440	13,032,239	33,667,785
563,279	1,140,600	144,804	324,635
(43,932,838)	(37,466,228)	(15,360,866)	(14,776,648)
(6,111,246)	34,138,812	(2,183,823)	19,215,772
(12,010,951)	36,318,416	(4,629,840)	19,769,089

346,467,296	310,148,880	137,306,301	117,537,212
$334,456,345	$346,467,296	$132,676,461	$137,306,301
$114,054	$99,165	$40,365	$37,559

The accompanying notes are an integral part of these financial statements.	53

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2017	$27.83	$0.13	$3.78	$3.91	$(0.24)	$(1.39)	$(1.63)
For the Fiscal Years Ended October 31,
2016	29.44	0.28	1.26	1.54	(0.21)	(2.94)	(3.15)
2015	34.95	0.23	2.37	2.60	(0.25)	(7.86)	(8.11)
2014	34.32	0.22	5.09	5.31	(0.19)	(4.49)	(4.68)
2013	28.81	0.25	6.49	6.74	(0.19)	(1.04)	(1.23)
2012	25.56	0.16	3.20	3.36	(0.11)	—	(0.11)

VALUE FUND
For the Six Months Ended April 30, (Unaudited)
2017	$29.98	$0.44	$2.43	$2.87	$(0.42)	$(0.59)	$(1.01)
For the Fiscal Years Ended October 31,
2016	31.65	0.77	1.58	2.35	(0.76)	(3.26)	(4.02)
2015	32.50	0.86	0.06	0.92	(0.85)	(0.92)	(1.77)
2014	29.83	0.78	2.69	3.47	(0.78)	(0.02)	(0.80)
2013	24.10	0.77	5.70	6.47	(0.74)	—	(0.74)
2012	21.18	0.67	2.90	3.57	(0.65)	—	(0.65)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

54	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$30.11	14.85%	$104,005	0.78	%(c)	0.78	%(c)	0.91	%(c)	17%

27.83	5.64	88,227	0.82		0.82		1.01		37
29.44	8.51	75,447	1.04		1.04		0.79		40
34.95	17.42	75,497	1.08		1.08		0.68		40
34.32	24.39	103,436	1.07		1.07		0.80		78
28.81	13.18	90,413	1.13		1.15		0.57		52

$31.84	9.66%	$274,248	0.70	%(c)	0.71	%(c)	2.81	%(c)	23%

29.98	8.48	273,983	0.70		0.74		2.61		41
31.65	2.88	199,796	0.70		0.73		2.70		33
32.50	11.76	237,325	0.70		0.71		2.50		18
29.83	27.27	158,742	0.66		0.66		2.84		34
24.10	16.99	97,737	0.70		0.70		2.94		46

The accompanying notes are an integral part of these financial statements.	55

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2017	$34.64	$0.11		$4.37	$4.48	$(0.18)	$(1.63)	$(1.81)
For the Fiscal Years Ended October 31,
2016	36.10	0.21		1.21	1.42	(0.12)	(2.76)	(2.88)
2015	38.82	0.16		2.39	2.55	(0.05)	(5.22)	(5.27)
2014	38.64	0.06		4.36	4.42	(0.11)	(4.13)	(4.24)
2013	33.38	0.16		8.32	8.48	(0.10)	(3.12)	(3.22)
2012	32.78	0.06	(d)	2.43	2.49	—	(1.89)	(1.89)

BOND FUND
For the Six Months Ended April 30, (Unaudited)
2017	$20.22	$0.30		$(0.26)	$0.04	$(0.34)	$(0.01)	$(0.35)
For the Fiscal Years Ended October 31,
2016	19.96	0.61		0.33	0.94	(0.66)	(0.02)	(0.68)
2015	20.43	0.64		(0.34)	0.30	(0.70)	(0.07)	(0.77)
2014	20.24	0.70		0.27	0.97	(0.78)	—	(0.78)
2013	20.99	0.77		(0.70)	0.07	(0.82)	—	(0.82)
2012	20.39	0.82		0.64	1.46	(0.86)	—	(0.86)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.09 per share and 0.20% of average net assets.

56	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$37.31	13.45%	$131,136	0.81	%(c)	0.81	%(c)	0.61	%(c)	21%

34.64	4.24	106,270	0.87		0.87		0.62		39
36.10	7.02	67,451	1.03		1.03		0.44		50
38.82	12.58	64,835	1.05		1.05		0.15		43
38.64	27.92	65,621	1.09		1.09		0.45		75
33.38	8.12	56,936	1.18		1.18		0.20	(d)	64

$19.91	0.19%	$1,009,617	0.66	%(c)	0.66	%(c)	3.07	%(c)	10%

20.22	4.79	1,098,321	0.67		0.67		3.05		17
19.96	1.49	981,447	0.68		0.68		3.18		21
20.43	4.86	867,634	0.70		0.70		3.44		22
20.24	0.31	779,704	0.72		0.72		3.71		23
20.99	7.30	785,627	0.77		0.77		3.96		18

The accompanying notes are an integral part of these financial statements.	57

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT TERM GOVERNMENT FUND
For the Six Months Ended April 30, (Unaudited)
2017	$17.34	$0.11	$(0.13)	$(0.02)	$(0.15)	$—	$(0.15)
For the Fiscal Years Ended October 31,
2016	17.43	0.21	(0.02)	0.19	(0.28)	—	(0.28)
2015	17.54	0.17	(0.04)	0.13	(0.24)	—	(0.24)
2014	17.78	0.24	(0.12)	0.12	(0.36)	—	(0.36)
2013	18.14	0.27	(0.23)	0.04	(0.40)	—	(0.40)
2012	18.15	0.30	0.14	0.44	(0.45)	—	(0.45)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2017	$19.84	$0.22	$(0.33)	$(0.11)	$(0.22)	$(0.09)	$(0.31)
For the Fiscal Years Ended October 31,
2016	19.54	0.43	0.30	0.73	(0.43)	—	(0.43)
2015	19.45	0.42	0.09	0.51	(0.42)	—	(0.42)
2014	19.27	0.54	0.32	0.86	(0.54)	(0.14)	(0.68)
2013	20.59	0.63	(1.07)	(0.44)	(0.63)	(0.25)	(0.88)
2012	19.42	0.64	1.27	1.91	(0.64)	(0.10)	(0.74)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$17.17	(0.12)%	$100,734	0.68	%(c)	0.86	%(c)	1.30	%(c)	12%

17.34	1.09	107,942	0.68		0.88		1.21		35
17.43	0.81	103,997	0.68		0.83		0.97		68
17.54	0.70	97,944	0.68		0.88		1.35		27
17.78	0.24	103,244	0.68		0.83		1.48		25
18.14	2.46	122,957	0.68		0.83		1.66		26

$19.42	(0.53)%	$319,366	0.61	%(c)	0.61	%(c)	2.32	%(c)	11%

19.84	3.76	328,038	0.62		0.62		2.17		27
19.54	2.63	286,406	0.64		0.64		2.16		36
19.45	4.59	266,001	0.67		0.67		2.81		74
19.27	(2.23)	247,975	0.66		0.66		3.18		37
20.59	9.95	250,220	0.70		0.74		3.16		17

The accompanying notes are an integral part of these financial statements.	59

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2017	$19.68	$0.24	$(0.33)	$(0.09)	$(0.24)	$—	$(0.24)
For the Fiscal Years Ended October 31,
2016	19.53	0.47	0.15	0.62	(0.47)	—	(0.47)
2015	19.52	0.47	0.01	0.48	(0.47)	—	(0.47)
2014	19.25	0.56	0.37	0.93	(0.56)	(0.10)	(0.66)
2013	20.39	0.61	(1.06)	(0.45)	(0.61)	(0.08)	(0.69)
2012	19.69	0.64	0.79	1.43	(0.65)	(0.08)	(0.73)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2017	$19.57	$0.21	$(0.35)	$(0.14)	$(0.21)	$—	$(0.21)
For the Fiscal Years Ended October 31,
2016	19.46	0.42	0.11	0.53	(0.42)	—	(0.42)
2015	19.39	0.43	0.06	0.49	(0.42)	—	(0.42)
2014	18.90	0.50	0.53	1.03	(0.50)	(0.04)	(0.54)
2013	20.01	0.57	(0.98)	(0.41)	(0.56)	(0.14)	(0.70)
2012	19.27	0.62	0.77	1.39	(0.61)	(0.04)	(0.65)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$19.35	(0.42)%	$334,456	0.64	%(c)	0.64	%(c)	2.56	%(c)	6%

19.68	3.21	346,467	0.64		0.64		2.40		21
19.53	2.48	310,149	0.65		0.65		2.43		17
19.52	4.92	306,674	0.67		0.67		2.90		29
19.25	(2.29)	307,996	0.64		0.64		3.07		23
20.39	7.33	319,687	0.70		0.74		3.20		14

$19.22	(0.70)%	$132,676	0.70	%(c)	0.80	%(c)	2.23	%(c)	7%

19.57	2.74	137,306	0.70		0.81		2.14		11
19.46	2.57	117,537	0.70		0.83		2.21		13
19.39	5.51	105,395	0.70		0.87		2.63		26
18.90	(2.09)	103,733	0.70		0.83		2.91		22
20.01	7.32	114,837	0.70		0.85		3.11		24

The accompanying notes are an integral part of these financial statements.	61

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2017 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as income.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and

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April 30, 2017 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the Adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Government obligations that mature in sixty days or less shall be valued at the market price. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii.  Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of April 30, 2017:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$100,500,181	$—	$—
Exchange Traded Fund	1,838,014	—	—
Repurchase Agreement	—	1,621,000	—
Total	$102,338,195	$1,621,000	$—

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Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$273,492,150	$—	$—
Total	$273,492,150	$—	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$123,887,386	$—	$—
Exchange Traded Fund	5,069,052	—	—
Repurchase Agreement	—	4,732,000	—
Total	$128,956,438	$4,732,000	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$146,796,796	$—
Municipal Bond Obligations	—	70,936,659	—
Mortgage-Backed Obligations	—	251,878,380	—
Corporate Obligations	—	487,549,556	—
Foreign Debt Obligations	244,550	—	—
U.S. Treasury and/or Other U.S. Government Agencies	28,519,941	9,171,534	—
Investment Company	5,166,578	—	—
Repurchase Agreement	__	4,021,000
Total	$33,931,069	$970,353,925	$—

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,433,441	$—
Mortgage-Backed Obligations	—	29,863,890	—
U.S. Treasury and/or Other U.S. Government Agencies	23,421,727	44,156,739	—
Repurchase Agreement	—	1,721,000	—
Total	$23,421,727	$78,175,070	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

NATIONAL TAX-FREE INTERMEDIATE
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$312,712,995	$—
Repurchase Agreement	—	2,971,000	—
Total	$—	$315,683,995	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$327,476,736	$—
Repurchase Agreement	—	4,172,000	—
Total	$—	$331,648,736	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$127,028,443	$—
Repurchase Agreement	—	4,592,000	—
Total	$—	$131,620,443	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million
Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million
Bond	0.50%	0.35%	0.25%
	First $200 million		Over $200 million
MidCap Growth	0.50%		0.40%

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Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the six-month period ended April 30, 2017, the effective advisory fees were 0.40%, 0.30%, 0.50%, 0.37%, 0.49%, 0.36%, 0.36%, and 0.46% for the for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (formerly Goldman, Sachs & Co.) (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.145%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive 0.025% of each Fund’s average daily net assets. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C.  Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs, which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

D.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses) for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.00%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2018. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six-month period ended April 30, 2017.

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. New servicing agreements entered into by the Funds will provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of shares of the Funds in consideration for a Fund’s payment of up to 0.15% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. For the six-month period ended April 30, 2017, Commerce Bank, an affiliate of the Adviser, received $210,631 in shareowner servicing fees related to the Bond Fund.

E.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

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5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six-month period ended April 30, 2017, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$18,316,724	$—	$15,756,014
Value	—	66,487,893	—	87,432,043
MidCap Growth	—	36,502,608	—	24,690,050
Bond	16,875,549	86,929,748	55,812,786	121,195,720
Short-Term Government	11,099,460	1,314,073	16,973,993	1,669,607
National Tax-Free Intermediate Bond	—	32,472,030	—	39,142,137
Missouri Tax-Free Intermediate Bond	—	18,477,089	—	27,888,077
Kansas Tax-Free Intermediate Bond	—	9,048,220	—	14,731,002

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended October 31, 2016, the Funds’ capital loss carryforwads and certain timing differences on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Timing differences (distributions payable, deferred compensation)	$(25,501)	$(33,578)	$(18,154)	$(2,233,069)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward	$(4,616,531)	$—	$(5,208,326)	$(814,204)
Timing differences (distributions payable, deferred compensation)	$(90,611)	$(598,024)	$(624,031)	$(229,569)

	Short-Term Government	National Tax-Free Intermediate Bond		Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:
Expiring 2017(1)	$(400,692)		$—	$—	$—
Expiring 2018(1)	(460,436)		—	—	—
Expiring 2019(1)	(375,119)		—	—	—
Perpetual Short-term	(266,432)		—	(386,349)	(48,110)
Perpetual Long-term	(3,113,852)		—	(4,821,977)	(766,094)
Total capital loss carryforwards:	$(4,616,531)	$		$(5,208,326)	$(814,204)

(1)	Expiration occurs on October 31 of the year indicated.

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Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

6. TAX INFORMATION (continued)

As of April 30, 2017, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$79,947,044	$241,260,840	$113,078,858	$982,757,545
Gross unrealized gain	24,569,380	38,719,224	22,277,023	40,845,359
Gross unrealized loss	(557,229)	(6,487,914)	(1,667,443)	(19,317,910)
Net unrealized security gain	$24,012,151	$32,231,310	$20,609,580	$21,527,449

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$101,173,013	$309,980,748	$324,216,722	$128,475,708
Gross unrealized gain	2,064,001	7,609,801	10,023,616	4,030,073
Gross unrealized loss	(1,640,217)	(1,906,554)	(2,591,602)	(885,338)
Net unrealized security gain	$423,784	$5,703,247	$7,432,014	$3,144,735

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily attributable to wash sales and differences in the tax treatment of market discount accretion, premium amortization and underlying investments.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Interest Rate Risks — The fixed income funds are subject to interest rate risks. Interest rate risk is the risk that the value of a Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Large Shareholder Purchase and Redemption Risk — A Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

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7. OTHER RISKS (continued)

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

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Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

9. OTHER MATTERS

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s Advisory Agreement with the Adviser for the Funds.

The Advisory Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”), on November 15, 2016 (the “Annual Contract Meeting”).

Prior to the Annual Contract Meeting, the Board of Trustees received written materials provided by the Adviser relating to the Trustees’ consideration of the Advisory Agreement. At the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the disinterested Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Lipper; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers and other investment personnel; (v) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services, the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with publicly reported profitability information of other advisers; (vi) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”), was performing services similar to those performed for the Funds; and (vii) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, Quality and Extent of Services – The Trustees reviewed the nature, quality and extent of the services provided by the Adviser to the Funds, bearing in mind each Fund’s investment objective and strategies and the information received from management throughout the year. The Trustees considered the resources available to the Adviser and its key investment personnel, including members of the staff who operated the quantitative models, and their experience and length of service to the Funds. The Trustees also discussed the Adviser’s reports to the Board, compliance record, risk management program and effectiveness of oversight over the Funds’ other service providers, communications to and support services for shareholders, services provided to the Funds as their co-administrator, adherence to investment policies, execution of portfolio transactions, cybersecurity program, selection of broker dealers and other similar factors.

The Trustees determined that the Adviser had invested significant resources in the Funds and provided a seasoned and experienced portfolio management and compliance staff. Moreover, they considered that the Adviser had a highly disciplined money management and credit research and analytic process and had demonstrated its ability to attract and retain high quality personnel. The Trustees also considered that the Adviser had provided clear and concise reports to the Board and updated the Trustees frequently on performance issues. In particular, they noted the Adviser’s efforts to correct the underperformance of the equity funds in recent years, and the equity funds’ strong performance in the time periods since. They concluded that the

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9. OTHER MATTERS (continued)

Adviser had (i) an excellent compliance record, and (ii) provided strong compliance oversight over the other service providers to the Funds. Finally, the Trustees considered that the Adviser and its affiliates had other client relationships with most of the Funds’ shareholders and provided them with other services through these relationships. The Trustees concluded that the Funds would therefore benefit from the Adviser’s continued service to them.

Performance of the Funds – The Trustees considered both the short-term and long-term performance of each of the Funds. They also considered performance in light of market conditions and each Fund’s investment objectives and strategies including risk and credit parameters, if applicable. They reviewed and discussed the Lipper and other information presented, which compared each Fund’s performance with that of its benchmark and with performance of comparable funds identified by Lipper.

The Trustees considered the equity funds’ strong performance during the past year. They noted that the Value Fund’s performance over the one-, three-, five- and ten-year periods exceeded the Lipper category and that its performance over the one-, three- and ten-year periods exceeded the benchmark and was below the benchmark for the five-year period. The Trustees observed that the Growth Fund’s returns exceeded those of the Lipper category and the benchmark for the one-, three- and five-year periods while lagging the Lipper category and benchmark for the ten-year period. With respect to the MidCap Growth Fund, the Trustees considered that the Fund’s returns exceeded the Lipper Category for the one-, three-, five- and ten-year periods and beat the benchmark for the one- and three-year timeframes but underperformed the benchmark for longer periods of time. The Board discussed that the increases in the equity Funds’ returns in the recent years seemed to be largely attributable to changes Commerce had made to the Funds’ quantitative investment models. The Trustees believed that the performance of the equity Funds demonstrated that their quantitative models were working, and they determined that they would continue to monitor the performance of the models.

The Trustees believed that the performance of the fixed income Funds was very satisfactory over all time periods. In particular, the Trustees considered that the returns of the Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds exceeded the Lipper category in all time periods, but that benchmark performance often lagged. The Trustees discussed that the Bond Fund’s returns had exceeded the Lipper category and the benchmark for all time periods except the one-year period, during which it lagged both Lipper category and the benchmark.

Fund Fees and Expenses – The Trustees next turned to Fund advisory fees and total net expenses. They reviewed each Fund’s advisory fees and net expense ratios versus similar funds as presented in the Lipper information. The Trustees considered the size of the Funds. They observed that the advisory fees for the Bond, Short-Term Government, National Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds were generally higher than those of their peers, while those for the Value, Growth, MidCap Growth and Missouri Tax-Free Intermediate Bond Funds were generally lower. The Trustees considered that except for the Growth, MidCap Growth and Value Funds, net expenses for the Funds were higher than those of their peers. The Trustees noted that where Fund expenses were higher, it was within a range of 1-9 basis points and that net expenses for the MidCap Growth and Value Funds were at least 20 basis points lower than those of their peers. The Trustees considered the amount of assets in the Funds, the Funds’ share structure and the Adviser’s caps on total operating expenses for each of the Funds (except the MidCap Growth Fund), and the reimbursements made by the Adviser to maintain those caps. The Trustees also considered the Lipper expense versus three-year performance charts in determining whether shareholders were generally receiving value for the services provided by the Adviser.

The Trustees also reviewed information provided on the Funds’ advisory fees compared to advisory fees charged by the Adviser’s affiliate Commerce Trust Company (“CTC”) to similar institutional accounts managed by Commerce personnel. The Trustees considered that these accounts were not managed by the Adviser but by its affiliate, CTC; however, some of the Adviser’s same investment personnel provided these advisory services. In some cases, the fees charged were lower than the fees charged to the Funds and in other cases the fees were about the same or higher. More particularly, for the Growth strategy, the Growth Fund’s advisory fees were generally in the middle of fees charged to other similar institutional accounts; the Bond,

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

9. OTHER MATTERS (continued)

MidCap Growth and Short-Term Government Funds’ advisory fees were generally higher than other similar institutional accounts; and the Value Fund’s advisory fees were lower than most other similar institutional accounts. The Trustees were told that there were no similar institutional account strategies for any of the Tax-Free Funds. The Trustees considered that the Adviser provided significant additional services for the Funds that its affiliate did not provide to non-mutual fund clients, including administrative services, oversight of the Funds’ other service providers, Trustee support, regulatory compliance, risk management monitoring and numerous other services, and that in servicing the Funds, the Adviser assumed many legal risks that its affiliate did not assume in servicing many of its similar clients.

Costs of Services and Profits Realized by the Adviser – The Board considered the Adviser’s cost of providing advisory services to the Funds, both on a pre- and post-marketing cost basis, as well as its profitability. The Trustees noted the Adviser’s cost allocation methodology had not changed. The Trustees discussed that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses, noting that total net expense ratios for seven of the eight Funds had decreased or remained the same since the previous year. They considered that the Adviser had lowered the expense cap for the Growth Fund during the year. They also observed that even as the Funds’ overall net assets had increased over the previous year, and the Adviser’s profitability had decreased. The Trustees considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins, as provided by Lipper, and noted that it was below the median Lipper profitability. The Board took into account, however, that profitability varies significantly based on an asset manager’s business, products, services and other factors, making comparisons somewhat unreliable.

Economies of Scale – The Trustees considered that the Funds (other than the Value Fund and the Growth Fund) had breakpoints in their respective advisory fee schedules. In addition, the Trustees considered that the Adviser was reimbursing expenses to certain of the Funds to keep them within their fee caps.

Fall-Out Benefits – The Trustees considered that the Adviser benefitted from its relationship with the Funds through, among other things, receipt of soft dollars, its contract as a Co-Administrator of the Funds, CTC’s receipt of shareholder servicing fees and the Funds’ contribution to the scale of Commerce’s advisory business. The Trustees considered that they receive regular, extensive quarterly reports on the Adviser’s soft dollar program and that its program was in compliance with Section 28(e) of the Securities Exchange Act of 1934. They also considered that the Adviser did not “pay up” for soft dollar trades and had a system in place to test for best execution, which had been reviewed by the Board. With respect to shareholder servicing fees, the Trustees considered that CTC’s rate of payment under the Shareholder Administrative Services Plan was intended to cover only its costs, with no profit.

The Trustees discussed at length the information that had been submitted to them in connection with the reapproval of the Investment Advisory Agreement. They gave weight to various factors but did not identify any particular factor as controlling their decision. The Trustees considered their interactions with the Adviser both at this meeting and throughout the year and reviewed the Lipper comparative information with respect to Fund performance, fees and profitability of the Adviser. The Trustees considered the amount of assets under management, the Funds’ shareholder base and distribution model and Commerce’s relationship with and services to the shareholders. They concluded that Commerce had provided value to shareholders at a reasonable price and that Fund performance was generally competitive. After deliberation, the Trustees concluded that the investment advisory fees paid by the Funds were reasonable in light of the services provided by the Adviser, Fund performance, the Adviser’s costs and the Funds’ current and reasonably foreseeable asset levels as well as the fallout benefits to the Adviser. For these reasons, the Board determined that the Investment Advisory Agreement should be reapproved and continued.

COMMERCE FUNDS

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Six Months Ended April 30, 2017 (Unaudited)		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	599,575	$16,845,530	989,866	$27,465,641
Reinvestment of distributions	72,596	1,941,511	98,791	2,666,415
Shares redeemed	(388,455)	(11,028,432)	(481,143)	(13,098,534)
Net Increase	283,716	$7,758,609	607,514	$17,033,522

	Value Fund
	For the Six Months Ended April 30, 2017 (Unaudited)		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	2,073,091	$65,831,497	4,183,165	$123,848,344
Reinvestment of distributions	183,606	5,795,909	502,160	14,302,366
Shares redeemed	(2,782,534)	(88,553,302)	(1,859,915)	(54,238,488)
Net Increase (Decrease)	(525,837)	$(16,925,896)	2,825,410	$83,912,222

	MidCap Growth Fund
	For the Six Months Ended April 30, 2017 (Unaudited)		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	610,808	$21,712,647	1,436,765	$48,550,416
Reinvestment of distributions	27,150	924,138	36,837	1,230,493
Shares redeemed	(190,928)	(6,806,238)	(273,896)	(9,190,228)
Net Increase	447,030	$15,830,547	1,199,706	$40,590,681

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Bond Fund
	For the Six Months Ended April 30, 2017 (Unaudited)		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	6,225,607	$123,265,820	13,529,418	$270,561,550
Reinvestment of distributions	250,197	4,957,442	508,362	10,206,297
Shares redeemed	(10,095,868)	(199,879,452)	(8,872,746)	(178,144,299)
Net Increase (Decrease)	(3,620,064)	$(71,656,190)	5,165,034	$102,623,548

	Short-Term Government Fund
	For the Six Months Ended April 30, 2017 (Unaudited)		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	1,073,600	$18,423,505	2,100,812	$36,539,855
Reinvestment of distributions	20,770	356,410	35,914	624,482
Shares redeemed	(1,449,706)	(24,860,421)	(1,881,095)	(32,683,721)
Net Increase (Decrease)	(355,336)	$(6,080,506)	255,631	$4,480,616

	National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2017 (Unaudited)		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	1,709,696	$32,838,835	3,616,057	$71,841,884
Reinvestment of distributions	15,663	299,255	18,535	369,139
Shares redeemed	(1,816,294)	(34,851,259)	(1,758,412)	(35,062,645)
Net Increase (Decrease)	(90,935)	$(1,713,169)	1,876,180	$37,148,378

	Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2017 (Unaudited)		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	1,938,545	$37,258,313	3,563,754	$70,464,440
Reinvestment of distributions	29,337	563,279	57,640	1,140,600
Shares redeemed	(2,290,365)	(43,932,838)	(1,891,100)	(37,466,228)
Net Increase (Decrease)	(322,483)	$(6,111,246)	1,730,294	$34,138,812

COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2017 (Unaudited)		For the Fiscal Year Ended October 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold	682,380	$13,032,239	1,712,669	$33,667,785
Reinvestment of distributions	7,583	144,804	16,484	324,635
Shares redeemed	(805,800)	(15,360,866)	(750,324)	(14,776,648)
Net Increase (Decrease)	(115,837)	$(2,183,823)	978,829	$19,215,772

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended April 30, 2017 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017, which represents a period of 181 days in a 365 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17		Expenses Paid for the 6 months ended 4/30/17*	Beginning Account Value 11/1/16	Ending Account Value 4/30/17		Expenses Paid for the 6 months ended 4/30/17*	Beginning Account Value 11/1/16	Ending Account Value 4/30/17		Expenses Paid for the 6 months ended 4/30/17*	Beginning Account Value 11/1/16	Ending Account Value 4/30/17		Expenses Paid for the 6 months ended 4/30/17*
Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,148.50		$4.16	$1,000.00	$1,096.60		$3.64	$1,000.00	$1,134.50		$4.29	$1,000.00	$1,001.90		$3.28
Hypothetical 5% return	1,000.00	1,020.93	+	3.91	1,000.00	1,021.32	+	3.51	1,000.00	1,020.78	+	4.06	1,000.00	1,021.52	+	3.31
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$998.80		$3.37	$1,000.00	$994.70		$3.02	$1,000.00	$995.80		$3.17	$1,000.00	$993.00		$3.46
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.77	+	3.06	1,000.00	1,021.66	+	3.21	1,000.00	1,021.32	+	3.51

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2017. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	0.78%	Short-Term Government	0.68%
Value	0.70	National Tax-Free Intermediate Bond	0.61
MidCap Growth	0.81	Missouri Tax-Free Intermediate Bond	0.64
Bond	0.66	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

MidCap Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and

COMMERCE FUNDS

The Commerce Funds (continued)

not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

INVESTMENT ADVISER AND CO-ADMINISTRATOR
Commerce Investment Advisors, Inc.
922 Walnut Street
4th Floor
Kansas City, Missouri 64106

CUSTODIAN/ACCOUNTING AGENT
State Street Bank & Trust Company
1 Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 W. 9th
4th Floor
Kansas City, Missouri 64105

DISTRIBUTOR
Goldman Sachs & Co. LLC
200 West Street
New York, New York 10282

CO-ADMINISTRATOR
Goldman Sachs Asset Management, L.P.
200 West Street
New York, New York 10282

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Two Financial Center
60 South St.
Boston, MA 02111

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
Ste. 2000
Philadelphia, Pennsylvania 19103-6996

This Semi-Annual Report contains facts concerning The Commerce Funds' objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman Sachs & Co. LLC.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC's website at http://www.sec.gov.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund's objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

TRUSTEES

Martin E. Galt III, *Chairman*

David L. Bodde, *Lead Independent Trustee*

Charles W. Peffer

James M. Snowden, Jr.

OFFICERS

William Schuetter, *President*

Angela Dew, *Vice President, Chief Compliance Officer, Anti-Money Laundering Officer and Secretary*

Jeffrey Bolin, *Vice President*

Peter W. Fortner, *Chief Accounting Officer*

Gordon Lui, *Treasurer*

Philip V. Giuca Jr., *Assistant Treasurer*

Andrew Murphy, *Assistant Secretary*

commerce funds

922 Walnut

Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

97046-TMPL-06/2017-554128

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
July 5, 2017

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
July 5, 2017